Schedule of Investments (unaudited)
October 31, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 11.0%
Abacus Group	1,510,784	$1,187,258
Abacus Storage King	1,783,096	1,637,932
Accent Group Ltd.(a)	1,479,638	1,238,722
AET&D Holdings No. 1 Pty Ltd.(b)(c)	169,200	1
AGL Energy Ltd.	2,074,159	12,564,563
Alpha HPA Ltd.(c)	3,089,096	1,594,513
ALS Ltd.	1,728,579	24,533,215
Amotiv Ltd.(a)	450,248	2,622,737
AMP Ltd.	8,244,722	9,619,117
Ampol Ltd.	813,814	16,349,230
Ansell Ltd.	498,053	11,898,580
ARB Corp. Ltd.(a)	268,605	6,314,134
Arena REIT	1,342,093	3,206,926
Atlas Arteria Ltd.	3,501,038	11,122,064
AUB Group Ltd.	401,994	9,710,340
Aurizon Holdings Ltd.	5,989,011	13,436,301
Aussie Broadband Ltd.	810,764	3,154,239
Austal Ltd.(c)	1,227,261	5,441,858
Bank of Queensland Ltd.	2,294,983	10,297,368
Bapcor Ltd.	1,114,315	1,840,601
Beach Energy Ltd.	5,079,813	4,127,534
Bega Cheese Ltd.	944,940	3,279,661
Bellevue Gold Ltd.(c)	5,025,796	3,853,769
Bendigo & Adelaide Bank Ltd.	1,941,044	16,056,257
Boss Energy Ltd. (a)(c)	1,399,680	1,816,525
Breville Group Ltd.	344,458	6,683,609
BWP Property Group Ltd.	1,940,937	4,881,396
Capricorn Metals Ltd.(a)(c)	1,319,579	11,111,060
Catalyst Metals Ltd.(a)(c)	822,876	3,639,776
Catapult Sports Ltd.(a)(c)	755,807	3,318,339
Centuria Capital Group	2,396,167	3,694,922
Centuria Industrial REIT	1,806,993	4,189,444
Centuria Office REIT	1,348,514	1,040,940
Challenger Ltd.	1,772,658	10,790,072
Champion Iron Ltd.	1,288,229	4,658,865
Charter Hall Group	1,615,526	23,726,754
Charter Hall Long Wale REIT	2,168,663	6,033,523
Charter Hall Retail REIT	1,792,641	4,831,088
Charter Hall Social Infrastructure REIT	1,169,779	2,469,859
Cleanaway Waste Management Ltd.	7,618,390	12,700,145
Codan Ltd.	376,685	8,920,266
Collins Foods Ltd.	384,495	2,689,245
Corporate Travel Management Ltd.	408,317	4,293,290
Credit Corp. Group Ltd.	230,743	2,164,653
Cromwell Property Group	5,903,371	1,795,711
Data#3 Ltd.	505,434	2,910,489
Deep Yellow Ltd.(c)	3,196,833	3,746,593
Deterra Royalties Ltd.	1,447,120	3,858,043
Develop Global Ltd.(c)	881,443	2,046,592
Dexus	3,685,185	17,570,119
Dexus Industria REIT	935,927	1,751,582
Dicker Data Ltd.	330,584	2,212,834
DigiCo Infrastructure REIT	1,402,082	2,382,960
Domino's Pizza Enterprises Ltd.	247,460	2,963,459
Downer EDI Ltd.	2,280,757	11,520,153
DroneShield Ltd.(a)(c)	2,841,852	7,096,801
Dyno Nobel Ltd.(a)	6,282,624	13,220,990
Eagers Automotive Ltd.	526,055	11,706,482
Elders Ltd.	650,687	3,017,879
Emerald Resources NL(c)	1,785,718	5,545,575
Security	Shares	Value
Australia (continued)
Endeavour Group Ltd./Australia	5,198,103	$12,436,217
EVT Ltd.	306,243	2,893,576
Firefinch Ltd., NVS(b)	4,681,624	53,146
Flight Centre Travel Group Ltd.(a)	586,625	4,719,143
G8 Education Ltd.(a)	2,536,992	1,335,268
Generation Development Group Ltd.	1,076,749	5,039,407
Genesis Minerals Ltd.(a)(c)	3,461,506	13,169,634
GPT Group (The)	6,561,378	23,046,845
GrainCorp Ltd., Class A	751,220	4,345,078
Greatland Resources Ltd.(a)(c)	1,706,898	8,240,641
Growthpoint Properties Australia Ltd.	1,007,355	1,687,575
Guzman y Gomez Ltd.(a)	156,483	2,730,742
Hansen Technologies Ltd.	627,492	2,289,043
Harvey Norman Holdings Ltd.	1,909,426	9,024,127
Helia Group Ltd.	929,431	3,278,081
HMC Capital Ltd.	988,201	2,000,102
HomeCo Daily Needs REIT	5,980,336	5,341,581
HUB24 Ltd.	277,521	20,679,772
IDP Education Ltd.	900,004	3,299,119
IGO Ltd.(c)	2,309,022	8,096,374
Iluka Resources Ltd.	1,465,739	6,626,852
Imdex Ltd.	1,763,017	3,963,402
Ingenia Communities Group	1,320,105	4,851,313
Inghams Group Ltd.	1,255,182	1,986,687
Insignia Financial Ltd.(c)	1,821,739	5,399,583
IperionX Ltd.(c)	980,940	4,355,538
IPH Ltd.	868,441	2,093,982
IRESS Ltd.	625,993	3,624,682
JB Hi-Fi Ltd.	372,730	25,497,092
Judo Capital Holdings Ltd.(c)	2,718,960	3,001,277
Karoon Energy Ltd.	2,545,838	2,679,464
Kelsian Group Ltd.	646,790	2,059,220
Lendlease Corp. Ltd.	2,118,629	7,682,950
Leo Lithium Ltd., NVS	4,370,759	29
Liontown Resources Ltd.(a)(c)	6,232,739	4,780,579
Lovisa Holdings Ltd.	225,416	5,333,016
Lynas Rare Earths Ltd.(a)(c)	2,877,930	28,691,129
MA Financial Group Ltd.(a)	360,785	2,268,552
Maas Group Holdings Ltd.(a)	580,402	1,800,823
Macquarie Technology Group Ltd.(a)(c)	47,020	2,033,951
Mader Group Ltd.(a)	180,658	1,048,474
Magellan Financial Group Ltd.	588,210	3,697,122
McMillan Shakespeare Ltd.	198,806	2,237,671
Megaport Ltd.(c)	546,495	5,870,074
Mesoblast Ltd.(a)(c)	3,277,440	5,356,329
Metcash Ltd.	3,543,658	8,826,980
Mineral Resources Ltd.(c)	605,167	19,112,679
Mirvac Group	13,455,344	20,256,039
Monadelphous Group Ltd.	318,210	4,836,550
Myer Holdings Ltd.(a)	4,397,904	1,135,216
Nanosonics Ltd.(a)(c)	900,713	2,697,441
National Storage REIT	4,028,952	6,062,668
Netwealth Group Ltd.	417,870	8,410,867
Neuren Pharmaceuticals Ltd.(a)(c)	390,495	5,543,070
New Hope Corp. Ltd.	1,719,489	4,666,680
NEXTDC Ltd.(a)(c)	2,189,063	22,505,614
nib holdings Ltd.	1,667,206	8,216,978
Nick Scali Ltd.	265,730	4,414,257
Nickel Industries Ltd.	6,552,010	3,164,889
Nine Entertainment Co. Holdings Ltd.	4,356,717	3,305,593
NRW Holdings Ltd.	1,503,432	4,763,509
Nufarm Ltd./Australia(c)	1,190,299	1,618,750

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Australia (continued)
Nuix Ltd.(a)(c)	724,422	$1,156,454
Objective Corp. Ltd.	105,787	1,277,237
Ora Banda Mining Ltd.(a)(c)	4,266,339	3,358,010
Orica Ltd.	1,636,198	23,790,875
Orora Ltd.	4,356,078	5,730,062
Paladin Energy Ltd.(a)(c)	1,366,459	8,572,079
Pantoro Gold Ltd.(c)	1,152,267	3,848,247
Perenti Ltd.	2,855,368	5,057,282
Perpetual Ltd.	372,928	4,677,662
Perseus Mining Ltd.	4,649,881	14,758,576
PEXA Group Ltd.(c)	454,448	4,499,623
Pilbara Minerals Ltd.(a)(c)	10,433,446	22,450,521
Pinnacle Investment Management Group Ltd.	581,214	7,484,424
PolyNovo Ltd.(a)(c)	2,161,806	1,859,035
Premier Investments Ltd.	321,418	3,741,559
PWR Holdings Ltd.(a)	308,885	1,717,809
Qube Holdings Ltd.	5,802,247	16,628,872
Ramelius Resources Ltd.	6,398,468	13,842,372
Ramsay Health Care Ltd.	671,631	14,090,825
Redox Ltd./Australia(a)	635,102	1,196,196
Reece Ltd.(a)	778,552	5,943,344
Region Group	3,969,467	6,340,123
Regis Healthcare Ltd.(a)	573,697	2,780,548
Regis Resources Ltd.	2,595,646	10,896,531
Reliance Worldwide Corp. Ltd.	2,638,397	7,154,085
Resolute Mining Ltd.(c)	7,296,217	4,541,153
Sandfire Resources Ltd.(c)	1,565,215	16,577,989
SEEK Ltd.	1,218,134	21,557,432
Service Stream Ltd.	1,964,595	2,914,580
Silex Systems Ltd.(a)(c)	763,266	5,145,086
Sims Ltd.	555,187	5,791,645
SiteMinder Ltd.(c)	835,446	3,878,137
SmartGroup Corp. Ltd.	426,699	2,281,033
Stanmore Resources Ltd.	1,235,815	1,736,849
Steadfast Group Ltd.	3,595,090	13,169,942
Super Retail Group Ltd.	539,132	5,634,656
Superloop Ltd.(c)	1,632,463	3,330,522
Supply Network Ltd.	65,341	1,506,912
Tabcorp Holdings Ltd.	7,407,445	5,147,365
Technology One Ltd.	1,004,285	24,187,234
Telix Pharmaceuticals Ltd.(a)(c)	926,915	9,808,281
Temple & Webster Group Ltd.(c)	305,076	4,741,412
Treasury Wine Estates Ltd.	2,782,085	10,897,141
Tuas Ltd.(c)	930,308	4,281,779
Vault Minerals Ltd.(c)	22,112,667	10,512,650
Ventia Services Group Pty. Ltd.	2,716,776	10,175,852
Viva Energy Group Ltd.(d)	3,832,329	4,600,076
Vulcan Energy Resources Ltd.(a)(c)	521,530	2,294,057
Vulcan Steel Ltd.(a)	257,200	1,219,182
WA1 Resources Ltd., NVS(a)(c)	153,469	1,673,370
Waypoint REIT Ltd.	2,149,559	3,727,962
WEB Travel Group Ltd.(a)(c)	1,185,641	3,234,765
West African Resources Ltd.(c)	3,499,354	6,960,467
Westgold Resources Ltd.	3,237,281	11,219,779
Whitehaven Coal Ltd.	2,837,244	13,335,333
Worley Ltd.	1,716,073	16,026,393
Yancoal Australia Ltd.	1,343,206	4,887,298
Zip Co. Ltd.(a)(c)	3,981,060	10,003,669
		1,232,122,347
Austria — 1.2%
ANDRITZ AG	231,649	17,514,015
Security	Shares	Value
Austria (continued)
AT&S Austria Technologie & Systemtechnik AG(a)(c)	86,996	$3,229,359
BAWAG Group AG(d)	282,730	36,537,551
CA Immobilien Anlagen AG	130,108	3,616,565
CPI Europe AG(a)(c)	114,164	2,225,515
DO & CO AG	26,585	6,341,766
EVN AG	123,265	3,597,118
Lenzing AG(a)(c)	65,124	1,948,175
Oesterreichische Post AG	117,239	4,052,720
Palfinger AG	52,616	1,971,065
Porr AG	67,354	2,137,644
Raiffeisen Bank International AG	448,052	16,703,454
SBO AG	38,679	1,282,296
UNIQA Insurance Group AG	422,889	6,212,819
Vienna Insurance Group AG Wiener Versicherung Gruppe	131,060	6,722,323
voestalpine AG	364,171	12,966,675
Wienerberger AG	373,819	11,096,682
		138,155,742
Belgium — 1.6%
Ackermans & van Haaren NV	79,785	19,870,263
Aedifica SA	164,542	12,016,242
Azelis Group NV	583,210	6,896,279
Barco NV	223,774	3,191,433
Bekaert SA	117,211	4,896,230
CMB Tech NV	52,853	502,240
CMB Tech NV	337,121	3,161,783
Cofinimmo SA	130,988	11,185,827
Colruyt Group NV	108,060	4,035,610
Deme Group NV	26,176	3,954,845
Fagron	228,120	5,420,679
Financiere de Tubize SA	68,534	16,736,900
Galapagos NV(a)(c)	116,263	3,701,553
KBC Ancora	131,999	10,386,375
Kinepolis Group NV	49,279	1,689,995
Melexis NV	68,400	4,922,947
Montea NV	67,835	5,478,227
Ontex Group NV(a)(c)	218,473	1,597,033
Proximus SADP	458,813	3,941,096
Recticel SA(a)	139,345	1,372,747
Retail Estates NV	44,083	3,196,213
Shurgard Self Storage Ltd.	119,252	4,365,440
Solvay SA	254,168	7,801,098
Tessenderlo Group SA	73,041	2,206,364
Umicore SA	671,245	12,782,226
Vastned NV	33,274	1,143,634
VGP NV	45,768	5,287,400
Warehouses De Pauw CVA	678,748	17,236,588
Xior Student Housing NV	128,847	4,203,918
		183,181,185
Canada — 0.1%
Southern Cross Gold Consolidated Ltd., NVS(c)	737,987	4,374,175
China — 0.1%
CARsgen Therapeutics Holdings Ltd.(c)(d)	1,152,000	2,441,740
Mobvista Inc.(c)(d)	1,880,000	4,314,839
United Energy Group Ltd.(a)	40,798,000	2,603,064
		9,359,643
Denmark — 2.0%
ALK-Abello A/S(c)	449,725	14,835,718
Alm Brand A/S	2,553,711	7,189,388

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Denmark (continued)
Ambu A/S, Class B	640,634	$9,964,742
Bavarian Nordic A/S(c)	255,731	9,448,837
cBrain A/S(a)	39,079	910,010
Chemometec A/S	59,896	7,319,920
D/S Norden A/S	67,552	2,699,995
DFDS A/S(c)	103,431	1,458,379
FLSmidth & Co. A/S	147,431	11,481,874
GN Store Nord A/S(a)(c)	462,613	8,100,626
Gubra AS(a)	23,704	1,572,005
H Lundbeck A/S	949,772	6,926,815
ISS A/S	505,415	15,930,126
Jyske Bank A/S, Registered	146,903	17,266,569
Matas A/S(a)	117,505	2,332,680
Netcompany Group A/S(a)(c)(d)	138,925	6,941,824
NKT A/S(c)	191,243	21,407,892
NTG Nordic Transport Group A/S, Class A(a)(c)	34,643	977,604
Per Aarsleff Holding A/S	58,448	6,636,978
Ringkjoebing Landbobank A/S	86,821	19,635,065
Royal Unibrew A/S	172,521	13,039,171
Scandinavian Tobacco Group A/S, Class A(d)	168,318	2,231,574
Schouw & Co. A/S	42,187	3,878,762
Sydbank A/S	174,699	14,914,274
TORM PLC, Class A	202,826	4,374,927
Zealand Pharma A/S(c)	220,045	17,421,967
		228,897,722
Finland — 1.1%
Citycon OYJ(a)	339,281	1,152,004
Finnair OYJ	315,207	1,035,275
Harvia OYJ(a)	57,284	2,393,530
Hiab OYJ, Class B	132,572	7,341,871
Huhtamaki OYJ	336,758	11,317,360
Kalmar OYJ, Class B	131,138	5,433,022
Kemira OYJ	421,884	9,285,352
Kempower OYJ(a)(c)	77,919	1,359,687
Kojamo OYJ(c)	462,571	5,603,748
Konecranes OYJ	229,774	22,680,439
Mandatum OYJ	1,466,281	10,516,550
Marimekko OYJ	105,235	1,550,203
Metsa Board OYJ, Class B(a)	563,648	1,912,033
Nokian Renkaat OYJ	427,395	4,309,957
Outokumpu OYJ	1,282,646	5,516,803
Puuilo OYJ	272,021	4,452,339
QT Group OYJ(a)(c)	64,932	2,660,502
Revenio Group OYJ	74,010	2,065,683
TietoEVRY OYJ	358,893	7,703,090
TietoEVRY OYJ, New	7,131	151,848
Tokmanni Group Corp.(a)	165,003	1,631,061
Valmet OYJ	502,603	16,354,029
YIT OYJ(c)	430,172	1,454,056
		127,880,442
France — 3.4%
Air France-KLM, NVS(c)	402,664	5,367,982
Altarea SCA	19,931	2,273,469
Alten SA	101,824	8,385,744
Antin Infrastructure Partners SA	115,729	1,457,034
Aperam SA	152,310	5,307,589
Assystem SA(a)	21,800	1,093,363
Aubay	25,223	1,454,621
Beneteau SACA	123,430	1,189,742
Canal+ SA, NVS(c)	2,355,451	7,412,317
Carmila SA	206,277	3,760,554
Security	Shares	Value
France (continued)
Cie. des Alpes	69,201	$1,587,511
Clariane SE(c)	370,461	1,592,672
Coface SA	354,225	6,238,710
Derichebourg SA	326,916	2,230,068
Elior Group SA(c)(d)	392,735	1,268,279
Elis SA	562,572	15,667,146
Emeis SA(c)	246,139	4,063,753
Equasens	17,898	783,448
Eramet SA(a)	28,871	1,976,525
Esso SA Francaise	8,714	979,753
Etablissements Maurel et Prom SA	196,572	1,095,690
Eurazeo SE	136,478	9,303,414
Eutelsat Communications SACA(a)(c)	565,110	2,186,278
Exail Technologies SA, NVS(c)	32,348	3,102,367
Exosens SAS	103,575	5,818,358
Fnac Darty SA	40,567	1,328,537
Forvia SE(c)	566,905	7,259,542
Gaztransport Et Technigaz SA	126,065	24,964,643
GL Events SACA	26,708	852,940
Havas NV	2,397,622	4,184,266
ICADE	116,081	2,828,483
ID Logistics Group SACA(c)	10,942	4,969,702
Imerys SA	120,331	2,963,990
Interparfums SA	85,842	2,823,700
IPSOS SA	114,692	4,396,306
JCDecaux SE	248,774	4,526,314
Kaufman & Broad SA	43,349	1,458,785
LISI SA	54,333	3,182,555
Louis Hachette Group, NVS	2,291,017	3,935,612
Manitou BF SA	35,200	707,000
Mercialys SA	324,935	3,964,730
Mersen SA	75,838	1,916,928
Metropole Television SA	82,518	1,138,446
Nexans SA	119,695	16,853,317
Nexity SA(a)(c)	146,357	1,531,909
Opmobility	196,795	3,214,384
Peugeot Invest SA	17,314	1,469,228
Pierre Et Vacances SA, NVS(c)	496,664	930,678
Planisware SA, NVS	71,855	1,688,508
Pluxee NV, NVS	299,785	5,791,105
Quadient SA	91,795	1,579,924
Remy Cointreau SA(a)	79,262	3,927,033
Rubis SCA	253,746	9,214,011
SCOR SE	550,620	16,668,243
SEB SA	83,756	4,634,546
Seche Environnement SACA, NVS(a)	7,782	630,041
SES SA, Class A	1,241,723	9,514,540
Societe BIC SA	69,632	3,874,432
SOITEC(a)(c)	90,732	4,293,526
Sopra Steria Group	48,409	7,534,681
SPIE SA	487,015	24,785,338
Technip Energies NV	455,820	18,521,812
Television Francaise 1 SA	138,150	1,263,871
Trigano SA	29,589	4,923,911
Ubisoft Entertainment SA(c)	318,565	2,844,142
Valeo SE	718,390	9,931,917
Vallourec SACA	554,420	10,336,926
Vicat SACA	54,446	4,081,730
Virbac SACA	14,168	5,793,331
Vivendi SE	2,292,153	8,256,267
Voltalia SA(a)(c)	137,894	1,134,860
VusionGroup	28,502	7,922,163

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
Wavestone(a)	25,788	$1,534,584
Wendel SE	81,449	7,644,830
Worldline SA(a)(c)(d)	699,541	1,896,534
X-Fab Silicon Foundries SE(a)(c)(d)	204,088	1,295,016
		378,516,204
Germany — 3.9%
1&1 AG(a)	95,966	2,369,537
Adesso SE(a)	12,385	1,337,621
Aixtron SE(a)	388,292	6,222,350
AlzChem Group AG	19,447	3,746,510
Aroundtown SA(c)	2,622,071	9,369,886
Atoss Software SE	32,442	4,350,968
Aumovio SE(c)	188,856	8,119,646
Aurubis AG(a)	107,545	14,022,446
Auto1 Group SE(c)	450,367	15,827,049
Bechtle AG(a)	280,680	11,864,239
Befesa SA(d)	115,931	3,839,408
Bilfinger SE	121,798	13,141,093
CANCOM SE	86,413	2,458,137
Carl Zeiss Meditec AG, Bearer(a)	122,931	6,235,172
Ceconomy AG(c)	507,748	2,599,477
Cewe Stiftung & Co. KGaA	18,031	2,066,020
CureVac NV(a)(c)	358,711	1,923,252
Dermapharm Holding SE(a)	48,220	1,898,699
Deutsche Pfandbriefbank AG(a)(d)	462,586	2,432,993
Deutz AG	446,417	4,424,831
Douglas AG(c)	110,046	1,577,076
Duerr AG	175,335	4,089,623
Eckert & Ziegler SE	151,994	2,970,391
Elmos Semiconductor SE	26,762	2,530,857
Energiekontor AG(a)	24,037	937,886
Evotec SE(c)	485,911	3,957,211
Fielmann Group AG	87,376	4,771,915
flatexDEGIRO AG	281,829	10,690,325
Formycon AG(a)(c)	24,213	611,724
Fraport AG Frankfurt Airport Services Worldwide(c)	126,929	10,879,682
Freenet AG	406,400	12,638,164
Friedrich Vorwerk Group SE	23,825	2,565,175
Gerresheimer AG(a)	119,334	3,798,352
GFT Technologies SE(a)	59,707	1,226,567
Grand City Properties SA(c)	241,088	3,069,842
Grenke AG	81,098	1,397,325
Hamborner REIT AG	275,559	1,649,730
HelloFresh SE(a)(c)	531,475	4,308,441
Hornbach Holding AG & Co. KGaA	35,594	3,561,439
Hugo Boss AG(a)	143,987	6,387,977
Hypoport SE(a)(c)	14,089	2,104,517
IONOS Group SE(c)	167,101	5,934,790
Jenoptik AG	178,276	4,026,536
JOST Werke SE(d)	41,668	2,427,563
K+S AG, Registered(a)	616,125	8,026,514
KION Group AG	246,343	17,503,760
Kloeckner & Co. SE	187,015	1,195,834
Kontron AG(a)	133,806	3,497,491
Krones AG	49,082	7,129,084
Lanxess AG	277,643	6,611,661
MBB SE	5,921	1,299,699
Mutares SE & Co. KGaA(a)	48,246	1,540,119
Nagarro SE(a)	22,835	1,273,583
Nordex SE(c)	443,278	13,090,321
Norma Group SE(a)	91,749	1,488,756
Northern Data AG(a)(c)	44,342	758,643
Security	Shares	Value
Germany (continued)
Patrizia SE(a)	143,530	$1,201,907
Pfeiffer Vacuum Technology AG	9,478	1,704,271
Pfisterer Holding SE(c)	23,947	2,026,024
PNE AG(a)	90,989	1,124,297
ProSiebenSat.1 Media SE(a)	197,834	1,205,194
Puma SE	356,533	7,580,924
Redcare Pharmacy NV(a)(c)(d)	56,245	4,617,265
RENK Group AG	256,495	19,528,568
RTL Group SA(a)(c)	132,775	5,126,582
SAF-Holland SE	150,281	2,444,596
Salzgitter AG(a)	101,880	3,306,196
Schaeffler AG(a)	642,204	5,210,203
Schott Pharma AG & Co. KGaA	129,291	2,903,058
Secunet Security Networks AG(a)	5,481	1,259,124
SGL Carbon SE(a)(c)	211,284	748,204
Siltronic AG(a)	47,934	2,960,112
Sixt SE	46,213	4,062,480
SMA Solar Technology AG(a)(c)	53,449	1,603,011
Stabilus SE	81,733	2,051,875
Stroeer SE & Co. KGaA	116,389	5,092,495
Suedzucker AG(a)	219,532	2,421,198
SUESS MicroTec SE(a)	67,202	2,159,557
TAG Immobilien AG	603,235	10,014,253
TeamViewer SE(c)(d)	489,878	3,605,823
thyssenkrupp AG	1,700,366	17,818,713
Thyssenkrupp Nucera AG & Co. KGaa(a)(c)(d)	84,331	869,719
Tkms AG& Co. KGaA(a)(c)	82,067	7,733,103
TUI AG(c)	1,556,413	13,261,991
United Internet AG, Registered(e)	294,254	9,084,158
Verbio SE(a)	78,797	1,399,608
Vossloh AG(a)	33,541	3,059,039
Wacker Chemie AG(a)	62,670	4,942,804
Wacker Neuson SE	102,060	2,222,239
Wuestenrot & Wuerttembergische AG	83,248	1,357,084
		435,483,582
Guernsey — 0.0%
PPHE Hotel Group Ltd.	73,025	1,373,057
Hong Kong — 1.6%
ASMPT Ltd.	1,067,400	11,235,224
Bank of East Asia Ltd. (The)	3,173,800	5,473,090
Bright Smart Securities & Commodities Group Ltd.(a)(c)	2,840,000	3,556,902
Brightoil Petroleum Holdings Ltd.(b)	12,938,512	17
Cafe de Coral Holdings Ltd.(a)	1,232,000	995,677
CITIC Telecom International Holdings Ltd.	5,821,000	1,850,610
Cowell e Holdings Inc.(c)	875,000	3,476,102
Crystal International Group Ltd.(a)(d)	1,899,500	1,664,956
Dah Sing Banking Group Ltd.	1,457,200	2,062,769
Dah Sing Financial Holdings Ltd.	652,400	3,016,588
Deep Source Holdings Ltd.(a)(c)	17,290,000	1,691,052
DFI Retail Group Holdings Ltd.	1,163,500	4,082,177
Dream International Ltd.(a)	586,000	733,768
Envision Greenwise Holdings Ltd.(a)(c)	4,967,000	2,079,141
First Pacific Co. Ltd.	7,830,000	6,322,020
Fortune REIT	5,197,000	3,357,127
Guotai Junan International Holdings Ltd.(a)	9,404,000	4,612,012
Hang Lung Group Ltd.	2,727,000	5,189,184
Hang Lung Properties Ltd.	6,833,000	7,608,835
Health and Happiness H&H International Holdings Ltd.(a)	780,500	1,214,210

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong (continued)
Hutchison Telecommunications Hong Kong Holdings Ltd.(a)	4,876,000	$683,972
Hysan Development Co. Ltd.	2,123,000	4,398,337
Johnson Electric Holdings Ltd.(a)	1,274,250	5,979,160
JS Global Lifestyle Co. Ltd.(c)(d)	2,835,500	649,528
Kerry Logistics Network Ltd.(a)	1,235,388	1,143,328
Kerry Properties Ltd.	1,954,500	4,926,251
Luk Fook Holdings International Ltd.(a)	1,072,000	3,427,425
Man Wah Holdings Ltd.(a)	5,406,800	3,300,762
Melco International Development Ltd.(a)(c)	3,070,500	1,844,637
Melco Resorts & Entertainment Ltd., ADR(c)	632,309	5,184,934
New World Development Co. Ltd.(a)(c)	4,675,000	4,327,336
NWS Holdings Ltd.	3,439,000	3,716,024
OSL Group Ltd.(c)	1,529,631	3,462,373
Pacific Basin Shipping Ltd.(a)	15,270,000	5,057,386
PAX Global Technology Ltd.(a)	2,507,000	1,719,609
PCCW Ltd.	14,651,000	10,466,226
Realord Group Holdings Ltd.(a)(c)	1,504,000	2,378,745
SJM Holdings Ltd.(a)(c)	9,654,000	3,513,341
SmarTone Telecommunications Holdings Ltd.	1,278,000	794,376
Stella International Holdings Ltd.(a)	2,009,500	4,272,148
SUNeVision Holdings Ltd.(a)	2,305,000	1,790,381
Time Interconnect Technology Ltd.(a)	1,987,000	3,996,748
United Laboratories International Holdings Ltd. (The)(a)	3,354,000	5,430,267
Vitasoy International Holdings Ltd.	2,286,000	2,235,766
Viva Goods Co. Ltd.(a)(c)	12,416,000	942,627
Vobile Group Ltd.(a)(c)	6,278,000	4,184,893
VSTECS Holdings Ltd.(a)	2,272,000	2,813,074
VTech Holdings Ltd.	552,800	4,508,469
Wynn Macau Ltd.(a)	5,180,000	4,404,583
Xinyi Electric Storage Holdings Ltd.(c)	1	—
Xinyi Glass Holdings Ltd.(a)	5,912,000	6,914,254
Yue Yuen Industrial Holdings Ltd.(a)	2,709,500	4,969,143
		183,657,564
Ireland — 0.3%
Cairn Homes PLC	2,142,806	4,761,978
COSMO Pharmaceuticals NV	27,590	2,321,965
Dalata Hotel Group PLC	636,030	4,721,293
Glanbia PLC	685,942	11,610,216
Glenveagh Properties PLC(c)(d)	1,948,812	4,285,937
Irish Residential Properties REIT PLC	1,903,872	2,036,494
Uniphar PLC	849,412	3,756,365
		33,494,248
Israel — 4.0%
Africa Israel Residences Ltd.	22,062	1,921,283
Airport City Ltd.(c)	198,568	3,924,930
Alony Hetz Properties & Investments Ltd.	537,570	6,590,854
Amot Investments Ltd.	822,234	6,491,492
Ashtrom Group Ltd.(a)	169,257	3,867,198
Aura Investments Ltd.	535,027	3,859,219
Azorim-Investment Development & Construction Co. Ltd.(a)	257,574	1,725,194
Bet Shemesh Engines Holdings 1997 Ltd.(c)	25,530	5,264,233
Bezeq The Israeli Telecommunication Corp. Ltd.	7,565,238	15,495,874
Big Shopping Centers Ltd.	52,344	11,709,756
Blue Square Real Estate Ltd.	20,088	2,427,501
Camtek Ltd./Israel(a)(c)	100,992	12,620,872
Carasso Motors Ltd.	99,248	1,192,410
Cellcom Israel Ltd.(c)	387,234	4,036,748
Cellebrite DI Ltd.(c)	368,711	6,290,210
Security	Shares	Value
Israel (continued)
Clal Insurance Enterprises Holdings Ltd.	244,656	$13,604,146
Danel Adir Yeoshua Ltd.(a)	18,111	2,506,183
Danya Cebus Ltd.	34,424	1,447,171
Delek Automotive Systems Ltd.(a)	179,507	1,510,070
Delek Group Ltd.	31,145	8,188,546
Delta Galil Ltd.	38,279	2,135,715
El Al Israel Airlines(a)(c)	1,021,961	4,246,661
Elco Ltd.	33,964	1,828,435
Electra Consumer Products 1970 Ltd.	44,027	1,524,776
Electra Ltd./Israel(a)	141,935	4,497,664
Electra Real Estate Ltd.(a)(c)	104,418	1,596,112
Energix-Renewable Energies Ltd.(a)	939,569	4,339,437
Enlight Renewable Energy Ltd.(c)	406,774	14,139,332
Equital Ltd.(c)	82,263	3,923,332
Etoro Group Ltd., Class A(a)(c)	47,446	1,758,349
Fattal Holdings 1998 Ltd.(c)	25,294	4,591,013
FIBI Holdings Ltd.	61,108	4,694,391
First International Bank Of Israel Ltd. (The)	188,478	13,555,713
Fiverr International Ltd.(a)(c)	103,801	2,350,055
Formula Systems 1985 Ltd.	34,900	5,066,292
Fox Wizel Ltd.	28,289	3,259,249
G City Ltd.	369,367	1,257,966
Gav-Yam Lands Corp. Ltd.	0	3
Global-e Online Ltd.(c)	394,049	14,355,205
Harel Insurance Investments & Financial Services Ltd.	385,367	13,431,282
Hilan Ltd.	54,385	4,284,486
Inmode Ltd.(a)(c)	183,999	2,717,665
Inrom Construction Industries Ltd.(a)	345,202	2,571,938
Isracard Ltd.	647,718	2,763,445
Israel Canada T.R Ltd.(a)	608,706	3,171,018
Israel Corp Ltd.	12,889	4,563,390
Isras Holdings Ltd.(c)	12,475	1,538,294
Isras Investment Co. Ltd.(a)	4,419	1,238,119
Ituran Location and Control Ltd.	54,071	2,082,274
Kenon Holdings Ltd.	70,156	3,654,209
Kornit Digital Ltd.(c)	152,053	2,052,715
Kvutzat Acro Ltd.	93,848	1,372,272
M Yochananof & Sons Ltd.	16,275	1,373,544
Magic Software Enterprises Ltd.(a)	92,560	1,897,104
Matrix IT Ltd.	119,774	4,435,661
Mega Or Holdings Ltd.	81,426	4,997,836
Meitav Investment House Ltd.	119,907	3,772,427
Melisron Ltd.	84,502	10,999,241
Menora Mivtachim Holdings Ltd.	74,549	7,425,808
Migdal Insurance & Financial Holdings Ltd.(a)	1,988,801	7,136,810
Mivne Real Estate KD Ltd.	1,960,412	8,655,716
Nayax Ltd.(c)	47,106	1,969,484
Next Vision Stabilized Systems Ltd.	247,471	10,864,929
Oddity Tech Ltd., Class A(a)(c)	136,266	6,166,036
Oil Refineries Ltd.	7,443,685	2,174,773
One Software Technologies Ltd.	151,881	4,084,012
OPC Energy Ltd.(a)(c)	468,167	8,445,821
OY Nofar Energy Ltd.(a)(c)	87,606	2,796,511
Partner Communications Co. Ltd.	512,276	5,086,356
Paz Retail & Energy Ltd.	30,986	6,628,072
Prashkovsky Investments and Construction Ltd.(a)	25,721	1,311,849
Radware Ltd.(c)	118,113	3,027,236
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	31,243	2,936,897
Reit 1 Ltd.	667,318	5,467,951
Retailors Ltd.(a)	64,065	1,147,835

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Israel (continued)
Riskified Ltd., Class A(c)	301,852	$1,427,760
Sapiens International Corp. NV(a)	114,905	4,915,760
Sella Capital Real Estate Ltd.	806,249	2,869,620
Shapir Engineering and Industry Ltd.(a)	546,218	4,884,869
Shikun & Binui Ltd.(a)(c)	1,108,774	6,176,184
Shufersal Ltd.	679,065	8,439,396
SimilarWeb Ltd.(a)(c)	143,956	1,230,824
Strauss Group Ltd.	194,695	5,482,546
Summit Real Estate Holdings Ltd.	140,821	2,883,492
Tamar Petroleum Ltd.(a)(d)	132,704	1,642,796
Tel Aviv Stock Exchange Ltd.	297,338	6,921,733
Tower Semiconductor Ltd.(c)	380,938	31,486,212
Turpaz Industries Ltd.	152,708	2,497,251
YH Dimri Construction & Development Ltd.	32,531	3,925,289
ZIM Integrated Shipping Services Ltd.(a)	408,641	6,284,899
		453,105,237
Italy — 3.1%
A2A SpA	5,329,229	15,527,350
ACEA SpA	180,632	4,376,479
Amplifon SpA	427,799	7,310,981
Ariston Holding NV	265,219	1,100,537
Arnoldo Mondadori Editore SpA	443,668	1,066,179
Ascopiave SpA	272,720	1,011,939
Azimut Holding SpA	396,231	15,507,202
Banca Generali SpA	198,771	11,257,587
Banca IFIS SpA	97,259	2,512,752
Banca Popolare di Sondrio SpA	307,551	5,157,335
Banco di Desio e della Brianza SpA	121,830	1,113,458
BFF Bank SpA(c)(d)	606,424	7,319,855
Bio On SpA(a)(b)(c)	19,879	—
Brembo NV	505,681	5,453,955
Brunello Cucinelli SpA(a)	115,691	11,725,089
Buzzi SpA	296,958	17,889,695
Carel Industries SpA(d)	174,028	4,524,367
Cembre SpA	17,597	1,281,897
Cementir Holding NV	168,449	3,103,760
CIR SpA-Compagnie Industriali(c)	2,227,297	1,776,927
Credito Emiliano SpA	292,791	4,635,284
d'Amico International Shipping SA	166,370	861,869
Danieli & C Officine Meccaniche SpA	30,169	1,630,213
De' Longhi SpA	257,242	9,389,335
DiaSorin SpA	75,426	6,680,711
El.En. SpA	165,847	2,169,706
Enav SpA(d)	925,435	4,835,510
ERG SpA	177,223	4,571,665
Ferretti SpA	471,305	1,548,086
Fila SpA	107,297	1,176,473
Fincantieri SpA(c)	319,286	8,214,694
GVS SpA(a)(c)(d)	257,047	1,275,985
Hera SpA	2,771,049	12,436,978
Industrie De Nora SpA	111,027	926,138
Intercos SpA, NVS	179,054	2,435,362
Interpump Group SpA	258,935	13,363,720
Iren SpA	2,012,112	5,937,243
Italgas SpA	2,076,133	21,784,713
Iveco Group NV	599,651	12,744,444
Juventus Football Club SpA, NVS(a)(c)	381,288	1,205,965
Lottomatica Group SpA	857,053	21,133,340
LU-VE SpA, NVS	32,607	1,357,654
Maire SpA	501,624	7,616,174
MARR SpA(a)	113,293	1,202,014
MFE-MediaForEurope NV, Class A	873,292	3,092,112
Security	Shares	Value
Italy (continued)
MFE-MediaForEurope NV, Class B	233,637	$1,089,552
NewPrinces SpA, NVS(c)	67,106	1,544,332
OVS SpA(d)	536,148	2,705,866
Pharmanutra SpA	12,186	650,715
Piaggio & C SpA	619,079	1,409,405
Pirelli & C SpA(d)	1,356,610	9,523,461
RAI Way SpA(d)	317,976	2,179,046
Reply SpA	76,548	10,743,120
Saipem SpA	4,404,659	11,482,700
Salvatore Ferragamo SpA(a)(c)	184,390	1,486,654
Sanlorenzo SpA/Ameglia	49,322	1,928,400
Sesa SpA	26,778	2,491,979
SOL SpA	136,723	8,005,764
Tamburi Investment Partners SpA	342,164	3,453,661
Technogym SpA(d)	383,532	6,946,936
Technoprobe SpA(c)	456,831	4,943,565
Webuild SpA	1,729,206	6,988,239
Wiit SpA	35,771	814,510
Zignago Vetro SpA(a)	109,628	948,984
		350,579,621
Japan — 35.8%
& ST HD Co. Ltd.	92,380	1,558,843
77 Bank Ltd. (The)	209,600	8,983,927
ABC-Mart Inc.	342,700	5,871,064
Acom Co. Ltd.	1,357,400	3,869,638
Activia Properties Inc.	7,249	6,632,606
ADEKA Corp.	264,200	5,986,186
Advance Residence Investment Corp.	9,817	10,625,369
AEON Financial Service Co. Ltd.	364,900	3,569,166
Aeon Hokkaido Corp.	124,800	703,306
AEON REIT Investment Corp.	5,492	4,649,670
Ai Holdings Corp.	142,000	2,466,627
Aica Kogyo Co. Ltd.	187,200	4,408,412
Aichi Corp.	102,000	852,222
Aichi Financial Group Inc., NVS	119,600	3,083,715
Aichi Steel Corp.	107,500	1,850,809
Aiful Corp.	1,086,800	3,196,031
Ain Holdings Inc.	89,600	3,754,168
Air Water Inc.	626,300	8,746,405
Aisan Industry Co. Ltd.	106,500	1,443,059
Alfresa Holdings Corp.	555,200	7,844,070
Alpen Co. Ltd.	45,800	676,139
Alps Alpine Co. Ltd.	594,000	7,481,966
ALSOK Co. Ltd.	1,222,200	8,353,554
Amada Co. Ltd.	1,065,500	12,705,696
Amano Corp.	180,100	4,778,364
Anritsu Corp.	441,000	6,521,308
Anycolor Inc.	101,700	3,967,164
AOKI Holdings Inc.	121,600	1,310,940
Aoyama Trading Co. Ltd.	139,800	2,066,876
Aozora Bank Ltd.	361,300	5,173,121
Appier Group Inc.(a)	230,300	1,933,158
Arata Corp.	92,000	1,792,407
Arclands Corp.	163,362	1,855,469
Arcs Co. Ltd.	118,700	2,412,171
ARE Holdings Inc.	260,400	4,134,818
Argo Graphics Inc.	220,400	1,955,136
Ariake Japan Co. Ltd.	61,200	2,147,558
Artience Co. Ltd.	119,400	2,433,500
As One Corp.	205,100	3,348,029
Asahi Intecc Co. Ltd.	740,600	11,743,923
Asahi Yukizai Corp.	46,700	1,455,394

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
ASKUL Corp.	133,700	$1,215,650
Atom Corp.(a)(c)	417,900	1,469,183
Autobacs Seven Co. Ltd.	222,200	2,220,007
Awa Bank Ltd. (The)	103,200	2,438,143
Axial Retailing Inc.	191,800	1,354,628
Azbil Corp.	1,575,500	15,530,310
AZ-COM MARUWA Holdings Inc.	186,700	1,244,954
Bank of Nagoya Ltd. (The)	106,800	2,727,033
BayCurrent Inc.	475,000	21,785,402
Belc Co. Ltd.	33,600	1,577,495
Bell System24 Holdings Inc.	107,200	921,058
Belluna Co. Ltd.	160,100	1,054,999
Bic Camera Inc.	321,800	3,243,881
BIPROGY Inc.	260,400	10,517,921
Blue Zones Holdings Co. Ltd.	65,100	3,313,159
BML Inc.	76,900	1,821,761
Brother Industries Ltd.	791,000	13,463,389
Bunka Shutter Co. Ltd.	178,000	2,347,615
C Uyemura & Co. Ltd.	32,100	2,610,901
Calbee Inc.	275,600	5,129,119
Canon Electronics Inc.	60,800	1,063,601
Canon Marketing Japan Inc.	168,000	6,995,648
Casio Computer Co. Ltd.	652,200	5,112,978
CCI Group, Inc.	699,300	2,989,136
Central Automotive Products Ltd.	106,800	1,243,354
Central Glass Co. Ltd.	72,700	1,516,740
Change Holdings Inc.(a)	126,900	930,128
Chiyoda Corp.(c)	523,300	1,384,971
Chudenko Corp.	88,200	2,407,027
Chugin Financial Group Inc., NVS	503,700	7,024,043
Chugoku Electric Power Co. Inc. (The)	1,068,500	5,944,384
Chugoku Marine Paints Ltd.	135,700	3,627,598
Citizen Watch Co. Ltd.	675,000	4,684,281
CKD Corp.	187,100	4,006,371
Coca-Cola Bottlers Japan Holdings Inc.	435,600	6,970,899
Colowide Co. Ltd.(a)	308,500	3,346,562
Comforia Residential REIT Inc.	2,228	4,698,592
COMSYS Holdings Corp.	383,500	9,670,902
Cosmo Energy Holdings Co. Ltd.	362,400	8,275,543
Cosmos Pharmaceutical Corp.	137,800	6,165,363
Cover Corp.(a)(c)	133,700	1,585,502
CRE Logistics REIT Inc.	1,936	1,972,580
Create Restaurants Holdings Inc.(a)	861,300	4,106,304
Create SD Holdings Co. Ltd.	88,800	1,840,323
Credit Saison Co. Ltd.	441,300	10,750,287
CyberAgent Inc.	1,472,200	14,675,271
Cybozu Inc.	81,100	1,613,779
Daicel Corp.	739,000	6,358,427
Dai-Dan Co. Ltd.	93,500	4,143,189
Daido Steel Co. Ltd.	451,100	4,268,259
Daiei Kankyo Co. Ltd.	137,500	3,057,930
Daihen Corp.	61,100	3,998,148
Daiichikosho Co. Ltd.	249,000	2,545,880
Daikokutenbussan Co. Ltd.(a)	22,600	907,971
Daio Paper Corp.	306,000	1,612,840
Daiseki Co. Ltd.	141,260	2,971,201
Daishi Hokuetsu Financial Group Inc.	709,600	6,843,430
Daiwa House REIT Investment Corp.	14,989	12,916,754
Daiwa Industries Ltd.	92,900	950,633
Daiwa Office Investment Corp.	1,805	4,415,580
Daiwa Securities Living Investments Corp.	6,947	4,977,015
Daiwabo Holdings Co. Ltd.	279,800	5,226,668
Security	Shares	Value
Japan (continued)
DCM Holdings Co. Ltd.	328,700	$3,047,861
DeNA Co. Ltd.(a)	251,300	4,405,919
Denka Co. Ltd.	272,900	3,960,699
Dentsu Group Inc.	679,500	13,457,391
Dentsu Soken Inc.	86,400	4,278,725
Dexerials Corp.	572,000	9,226,306
DIC Corp.	256,100	6,025,530
Digital Arts Inc.	39,000	1,907,994
Digital Garage Inc.	89,000	1,901,116
Dip Corp.	115,600	1,586,568
DMG Mori Co. Ltd.	460,800	7,146,751
Doshisha Co. Ltd.	71,200	1,339,045
Doutor Nichires Holdings Co. Ltd.	95,700	1,492,879
Dowa Holdings Co. Ltd.	177,300	6,428,761
DTS Corp.	446,700	3,721,362
Duskin Co. Ltd.	130,000	3,134,161
DyDo Group Holdings Inc.	64,900	1,021,994
Eagle Industry Co. Ltd.	65,800	1,164,856
Earth Corp.	50,400	1,646,616
Ebara Corp.	1,576,900	42,051,696
EDION Corp.	270,100	3,553,015
eGuarantee Inc.	120,000	1,237,775
Eiken Chemical Co. Ltd.	105,300	1,609,566
Eizo Corp.	101,200	1,436,541
Elecom Co. Ltd.	149,800	1,751,755
Electric Power Development Co. Ltd.	497,800	9,461,053
en, Inc.	99,500	1,003,655
ES-Con Japan Ltd.	142,800	927,461
Exedy Corp.	76,000	2,553,599
EXEO Group Inc.	642,600	9,268,063
Ezaki Glico Co. Ltd.	162,400	5,189,718
FCC Co. Ltd.	118,900	2,401,784
Ferrotec Corp.	151,200	4,956,452
Financial Products Group Co. Ltd.	197,700	2,740,615
Food & Life Companies Ltd.	377,000	18,387,564
FP Corp.	165,300	2,686,158
Freee KK(a)(c)	150,900	3,368,535
Frontier Real Estate Investment Corp.	8,375	4,919,280
Fuji Co. Ltd./Ehime	107,000	1,366,505
Fuji Corp./Aichi	252,600	4,902,154
Fuji Kyuko Co. Ltd.	77,000	1,238,274
Fuji Media Holdings Inc.	158,700	3,535,248
Fuji Oil Co. Ltd.	149,700	3,096,404
Fuji Seal International Inc.	133,800	2,352,548
Fujimi Inc.	177,100	2,769,528
Fujita Kanko Inc.	23,400	1,694,048
Fujitec Co. Ltd.	217,400	7,976,977
Fukuda Denshi Co. Ltd.(a)	52,400	2,370,491
Fukuoka Financial Group Inc.	594,100	17,264,761
Fukuoka REIT Corp.	2,373	2,910,164
Fukuyama Transporting Co. Ltd.	60,800	1,510,244
Funai Soken Holdings Inc.	118,060	1,859,872
Furukawa Electric Co. Ltd.	228,600	16,181,600
Furuno Electric Co. Ltd.	81,800	4,745,672
Furuya Metal Co. Ltd.	55,800	1,029,080
Fuso Chemical Co. Ltd.	69,500	2,304,098
Future Corp.	148,300	2,090,995
Fuyo General Lease Co. Ltd.	167,900	4,389,671
Galilei Co. Ltd.	84,300	1,960,837
GENDA Inc.(a)(c)	323,300	1,549,750
Genky DrugStores Co. Ltd.	54,000	1,797,547
Global One Real Estate Investment Corp.	3,302	3,035,985

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Glory Ltd.	151,400	$3,617,610
GLP J-REIT	15,636	14,173,961
GMO Financial Holdings Inc.	139,200	812,264
GMO internet group Inc.	221,500	4,960,988
GMO Payment Gateway Inc.	144,200	7,866,156
GNI Group Ltd.(a)(c)	162,397	2,560,161
Goldcrest Co. Ltd.	53,000	1,148,896
Goldwin Inc.	196,500	3,245,764
Gree Inc.	238,700	623,519
GS Yuasa Corp.	276,400	7,718,346
GungHo Online Entertainment Inc.	138,330	2,339,268
Gunma Bank Ltd. (The)	1,104,300	11,478,785
Gunze Ltd.	98,400	2,423,859
H.U. Group Holdings Inc.	190,600	4,650,707
H2O Retailing Corp.	321,500	4,349,642
Hachijuni Bank Ltd. (The)	1,254,900	12,640,788
Hakuhodo DY Holdings Inc.	742,400	5,373,755
Hakuto Co. Ltd.	40,200	1,005,361
Halows Co. Ltd.	28,500	807,964
Hamakyorex Co. Ltd.	199,800	1,981,908
Hamamatsu Photonics KK	985,900	11,035,392
Hankyu Hanshin REIT Inc.	2,158	2,482,060
Hanwa Co. Ltd.	121,000	5,046,973
Happinet Corp.	52,100	2,122,230
Harmonic Drive Systems Inc.	217,700	4,008,290
Haseko Corp.	821,700	13,269,621
Hazama Ando Corp.	488,900	5,470,604
Heiwa Corp.	187,800	2,441,281
Heiwa Real Estate Co. Ltd.	136,200	1,993,369
Heiwa Real Estate REIT Inc.	3,839	3,843,839
Heiwado Co. Ltd.	87,700	1,613,218
Hiday Hidaka Corp.	90,000	1,921,140
Hino Motors Ltd.(c)	1,005,200	2,283,496
Hioki EE Corp	29,900	1,148,518
Hirogin Holdings Inc.	839,300	7,841,441
Hirose Electric Co. Ltd.	96,300	12,901,040
HIS Co. Ltd.	206,000	1,748,791
Hisamitsu Pharmaceutical Co. Inc.	176,700	4,593,083
Hitachi Construction Machinery Co. Ltd.	329,100	10,711,203
Hogy Medical Co. Ltd.	69,800	2,423,139
Hokkaido Electric Power Co. Inc.(a)	590,800	4,111,627
Hokuetsu Corp.(a)	354,900	1,882,147
Hokuhoku Financial Group Inc.	355,400	8,706,468
Hokuriku Electric Power Co.	576,700	3,207,298
Horiba Ltd.	116,100	10,786,632
Hoshino Resorts REIT Inc.	2,014	3,365,523
Hoshizaki Corp.	372,100	13,092,416
Hosiden Corp.	137,600	2,193,494
House Foods Group Inc.	202,700	3,798,420
Hulic REIT Inc.	4,310	4,797,057
Hyakugo Bank Ltd. (The)	692,400	4,294,018
Hyakujushi Bank Ltd. (The)	76,700	2,685,129
Ibiden Co. Ltd.	411,100	38,694,600
Ichibanya Co. Ltd.	250,000	1,459,273
Ichigo Inc.	735,500	1,793,014
Ichigo Office REIT Investment Corp.	3,458	2,129,803
Idec Corp./Japan	95,700	1,456,814
IDOM Inc.	220,500	1,645,967
Iida Group Holdings Co. Ltd.	528,200	8,088,518
Iino Kaiun Kaisha Ltd.	233,400	1,903,631
Imperial Hotel Ltd.(a)	143,800	1,027,298
Inaba Denki Sangyo Co. Ltd.	172,200	5,070,776
Security	Shares	Value
Japan (continued)
Inabata & Co. Ltd.	143,400	$3,211,680
Industrial & Infrastructure Fund Investment Corp.	8,248	7,663,244
Infomart Corp.	678,100	1,438,916
Infroneer Holdings Inc.	657,628	7,045,252
Insource Co. Ltd.(a)	171,300	968,451
Integral Corp.(a)	34,800	770,509
Internet Initiative Japan Inc.	376,500	6,793,000
Invincible Investment Corp.	26,125	11,672,481
Ise Chemicals Corp.	6,300	1,285,997
Isetan Mitsukoshi Holdings Ltd.	1,106,500	17,365,507
Ito En Ltd.	176,100	3,629,597
Itochu Enex Co. Ltd.	160,300	1,891,286
Itochu-Shokuhin Co. Ltd.	18,700	1,136,661
Itoham Yonekyu Holdings Inc.	87,440	3,126,605
Itoki Corp.	141,100	2,276,042
Iwatani Corp.	641,800	6,681,618
Iyogin Holdings Inc., NVS	799,400	12,491,331
Izumi Co. Ltd.	123,000	2,292,912
J Front Retailing Co. Ltd.	827,200	12,441,631
JAC Recruitment Co. Ltd.	234,000	1,541,131
Jaccs Co. Ltd.	76,800	2,008,726
JAFCO Group Co. Ltd.	169,800	2,653,967
Japan Airport Terminal Co. Ltd.	223,400	6,941,357
Japan Aviation Electronics Industry Ltd.	152,200	2,273,083
Japan Elevator Service Holdings Co. Ltd.	486,300	5,724,787
Japan Excellent Inc.	3,945	3,765,554
Japan Hotel REIT Investment Corp.	17,338	10,100,147
Japan Lifeline Co. Ltd.	182,300	1,730,401
Japan Logistics Fund Inc.	8,548	5,534,691
Japan Material Co. Ltd.	228,300	2,852,379
Japan Metropolitan Fund Invest	24,658	19,074,737
Japan Petroleum Exploration Co. Ltd.	516,900	4,319,999
Japan Prime Realty Investment Corp.	11,402	7,756,350
Japan Pulp & Paper Co. Ltd.	328,800	1,542,839
Japan Real Estate Investment Corp.	21,925	18,083,141
Japan Securities Finance Co. Ltd.	266,600	3,061,512
Japan Steel Works Ltd. (The)	216,900	14,205,470
Japan Wool Textile Co. Ltd. (The)	150,600	1,588,530
JCU Corp.	66,500	1,961,354
Jeol Ltd.	147,700	4,963,778
JGC Holdings Corp.	757,200	7,658,683
JINS Holdings Inc.	43,800	2,211,174
JMDC Inc.(a)	89,800	2,845,942
Joyful Honda Co. Ltd.	177,400	2,346,427
JTEKT Corp.	703,000	7,032,842
Juroku Financial Group Inc.	100,800	3,671,145
Justsystems Corp.	82,400	2,661,333
JVCKenwood Corp.	508,400	4,073,442
JX Advanced Metals Corp.	1,904,500	25,307,576
K&O Energy Group Inc.	43,300	976,138
Kadokawa Corp.	282,834	6,349,950
Kaga Electronics Co. Ltd.	131,200	3,038,108
Kagome Co. Ltd.	289,000	4,992,970
Kakaku.com Inc.	439,600	7,814,993
Kaken Pharmaceutical Co. Ltd.	96,800	2,302,429
Kameda Seika Co. Ltd.	47,500	1,184,058
Kamigumi Co. Ltd.	274,700	8,246,003
Kanadevia Corp.	554,700	4,110,147
Kanamoto Co. Ltd.	96,800	2,254,486
Kandenko Co. Ltd.	352,200	10,763,991
Kaneka Corp.	147,800	4,077,740
Kanematsu Corp.	271,500	5,496,745

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Kansai Paint Co. Ltd.	487,700	$7,827,781
Kasumigaseki Capital Co. Ltd.(a)	52,100	2,840,259
Katitas Co. Ltd.	173,400	2,818,967
Kato Sangyo Co. Ltd.	70,100	2,690,891
KDX Realty Investment Corp.	14,198	15,719,394
KeePer Technical Laboratory Co. Ltd.(a)	44,700	1,064,809
Keihan Holdings Co. Ltd.	327,300	6,630,889
Keihanshin Building Co. Ltd.	100,100	1,125,663
Keikyu Corp.	703,300	6,561,193
Keio Corp.	349,400	8,286,923
Keisei Electric Railway Co. Ltd.	1,332,100	10,632,153
Keiyo Bank Ltd. (The)	319,900	2,698,878
Kewpie Corp.	340,200	9,430,500
KH Neochem Co. Ltd.	107,200	1,917,050
Kinden Corp.	411,800	16,495,530
Kintetsu Group Holdings Co. Ltd.	619,000	11,746,770
Kissei Pharmaceutical Co. Ltd.	95,600	2,496,506
Kitz Corp.	208,500	2,337,406
Kiyo Bank Ltd. (The)	195,900	3,815,485
Kobayashi Pharmaceutical Co. Ltd.	160,800	5,346,613
Kobe Steel Ltd.	1,223,400	14,398,643
Koei Tecmo Holdings Co. Ltd.	287,200	3,865,693
Kohnan Shoji Co. Ltd.	61,900	1,498,614
Koito Manufacturing Co. Ltd.	635,100	9,456,774
Kokusai Electric Corp., NVS	608,200	22,224,498
Kokuyo Co. Ltd.	1,112,600	6,384,546
KOMEDA Holdings Co. Ltd.	153,000	2,882,567
Komeri Co. Ltd.	87,300	1,816,230
Konica Minolta Inc.	1,633,800	5,610,377
Konishi Co. Ltd.	180,800	1,447,114
Konoike Transport Co. Ltd.	95,700	1,979,305
Kose Corp.	116,300	4,455,511
Koshidaka Holdings Co. Ltd.	166,600	1,274,433
Kotobuki Spirits Co. Ltd.	353,100	4,233,369
Kraftia Corp.	144,500	7,643,745
Krosaki Harima Corp.	65,000	1,743,110
K's Holdings Corp.	418,740	4,151,087
Kumagai Gumi Co. Ltd.	433,100	3,932,371
Kumiai Chemical Industry Co. Ltd.	250,100	1,106,409
Kura Sushi Inc.	70,700	1,522,910
Kurabo Industries Ltd.	41,000	1,864,247
Kuraray Co. Ltd.	996,600	10,799,710
Kureha Corp.	94,700	2,263,895
Kurita Water Industries Ltd.	358,800	13,592,771
Kusuri no Aoki Holdings Co. Ltd.	144,500	3,661,459
KYB Corp.	120,800	3,063,355
Kyoei Steel Ltd.	63,200	940,878
Kyokuto Kaihatsu Kogyo Co. Ltd.	99,900	1,671,789
Kyorin Pharmaceutical Co. Ltd.	135,800	1,237,850
Kyoritsu Maintenance Co. Ltd.	212,000	4,125,914
Kyoto Financial Group Inc.	777,100	15,742,774
Kyushu Electric Power Co. Inc.	1,458,100	14,310,176
Kyushu Financial Group Inc.	1,106,800	6,343,488
Kyushu Railway Co.	487,900	12,373,543
LaSalle Logiport REIT	6,207	6,010,169
Leopalace21 Corp.	569,500	2,325,740
Life Corp.	138,300	2,169,702
Lifedrink Co. Inc.	150,400	1,957,041
Lifenet Insurance Co.(a)(c)	209,400	2,553,502
Lintec Corp.	133,200	3,385,177
Lion Corp.	856,300	8,438,000
Lixil Corp.	931,200	10,321,026
Security	Shares	Value
Japan (continued)
M&A Capital Partners Co. Ltd.(a)	51,500	$983,385
M&A Research Institute Holdings Inc., NVS(a)	96,600	792,345
Mabuchi Motor Co. Ltd.	294,400	5,200,873
Macnica Holdings Inc.	485,250	6,908,377
Maeda Kosen Co. Ltd.	155,100	1,937,731
Makino Milling Machine Co. Ltd.	81,000	5,886,704
Mani Inc.	265,300	2,538,028
Maruha Nichiro Corp.	139,300	3,113,831
Marui Group Co. Ltd.	539,000	10,337,126
Maruichi Steel Tube Ltd.	606,000	5,123,909
Maruwa Co. Ltd./Aichi	28,200	7,973,185
Maruzen Showa Unyu Co. Ltd.	33,600	1,511,951
Matsuda Sangyo Co. Ltd.	45,400	1,219,063
Matsui Securities Co. Ltd.	362,600	1,806,247
Matsuyafoods Holdings Co. Ltd.	27,600	1,047,693
Max Co. Ltd.	86,900	3,149,943
Maxell Ltd.	133,500	1,935,202
Maxvalu Tokai Co. Ltd.	33,600	761,685
Mazda Motor Corp.	2,045,800	14,097,301
McDonald's Holdings Co. Japan Ltd.(a)	297,600	11,642,098
MCJ Co. Ltd.	226,700	2,138,466
Mebuki Financial Group Inc.	2,884,400	17,997,533
Medipal Holdings Corp.	635,900	10,346,351
Medley Inc.(a)(c)	78,900	1,077,022
Megachips Corp.	43,600	2,285,218
Megmilk Snow Brand Co. Ltd.	149,900	2,749,260
Meidensha Corp.	118,500	4,692,960
Meiko Electronics Co. Ltd.(a)	69,100	4,544,597
MEITEC Group Holdings Inc.	242,800	4,977,047
Menicon Co. Ltd.	217,200	1,693,299
Mercari Inc.(c)	392,100	5,814,205
Metaplanet Inc.(a)(c)	1,631,700	5,143,502
METAWATER Co. Ltd.	81,700	1,753,569
Micronics Japan Co. Ltd.	94,600	5,579,697
Milbon Co. Ltd.	94,300	1,416,375
Mirai Corp.(a)	6,410	2,007,906
Mirai Industry Co. Ltd.	30,100	650,741
Mirait One Corp.	280,700	5,439,212
MISUMI Group Inc.	973,300	15,174,746
Mitani Sekisan Co. Ltd.	29,900	1,461,051
Mitsubishi Estate Logistics REIT Investment Corp.	4,760	3,813,575
Mitsubishi Gas Chemical Co. Inc.	506,700	9,374,522
Mitsubishi Logisnext Co. Ltd.	105,700	1,052,580
Mitsubishi Logistics Corp.	849,900	6,162,654
Mitsubishi Materials Corp.	424,300	8,169,401
Mitsubishi Motors Corp.	2,263,600	5,516,220
Mitsubishi Pencil Co. Ltd.	121,800	1,615,660
Mitsubishi Research Institute Inc.	29,900	945,325
Mitsuboshi Belting Ltd.	76,900	1,851,639
Mitsui Chemicals Inc.	618,500	14,602,134
Mitsui DM Sugar Co. Ltd.	52,000	1,024,059
Mitsui E&S Co. Ltd.	317,500	12,907,956
Mitsui Fudosan Accommodations Fund, Inc.	8,133	6,853,941
Mitsui Fudosan Logistics Park Inc.	10,982	7,960,491
Mitsui High-Tec Inc.	341,100	1,701,249
Mitsui Kinzoku Co. Ltd.	197,300	20,096,485
Mitsui-Soko Holdings Co. Ltd.	192,800	5,059,701
Mitsuuroko Group Holdings Co. Ltd.	88,700	1,211,907
Miura Co. Ltd.	301,700	5,842,019
Mixi Inc.	119,700	2,415,513
Mizuho Leasing Co. Ltd.	487,400	3,904,685
Mizuno Corp.(a)	178,000	3,211,135

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Mochida Pharmaceutical Co. Ltd.	71,300	$1,362,066
Modec Inc.	162,300	10,528,252
Monex Group Inc.	612,470	2,813,468
Money Forward Inc.(c)	151,900	4,424,584
Monogatari Corp. (The)	104,900	2,622,759
Mori Hills REIT Investment Corp.(a)	4,843	4,593,886
Mori Trust REIT Inc.	8,928	4,502,190
Morinaga & Co. Ltd./Japan	228,600	3,938,953
Morinaga Milk Industry Co. Ltd.	240,400	5,189,299
Morita Holdings Corp.	105,300	1,591,952
MOS Food Services Inc.	85,200	2,136,779
MTG Co. Ltd.	43,800	1,055,534
Musashi Seimitsu Industry Co. Ltd.	155,300	3,503,577
Musashino Bank Ltd. (The)	87,000	2,340,525
Nabtesco Corp.	373,400	9,353,534
Nachi-Fujikoshi Corp.	44,500	1,138,326
Nagase & Co. Ltd.	267,200	5,835,173
Nagawa Co. Ltd.(a)	26,000	1,009,088
Nagoya Railroad Co. Ltd.	635,900	6,956,087
Nakanishi Inc.	219,000	2,899,600
Namura Shipbuilding Co. Ltd.	163,800	5,555,452
Nankai Electric Railway Co. Ltd.	347,900	6,284,182
Nanto Bank Ltd. (The)	82,700	2,750,557
Nextage Co. Ltd.	154,200	2,317,133
NGK Insulators Ltd.	873,400	14,735,608
NH Foods Ltd.	288,000	10,636,633
NHK Spring Co. Ltd.	634,500	11,895,519
Nichias Corp.	186,600	6,962,841
Nichicon Corp.	147,700	1,481,930
Nichiden Corp.	40,500	651,936
Nichiha Corp.	74,700	1,328,676
Nichirei Corp.	705,000	8,345,348
Nifco Inc./Japan	254,700	7,381,087
Nihon Kohden Corp.	522,000	6,032,760
Nihon M&A Center Holdings Inc.	996,300	4,692,362
Nihon Parkerizing Co. Ltd.	297,500	2,583,987
Nikkon Holdings Co. Ltd.	323,000	7,284,960
Nikon Corp.	855,700	9,979,750
Nippn Corp., New	176,900	2,514,994
Nippon Densetsu Kogyo Co. Ltd.	119,800	2,234,967
Nippon Electric Glass Co. Ltd.	216,200	7,278,766
Nippon Express Holdings Inc.	713,900	15,188,423
Nippon Gas Co. Ltd.	346,000	6,623,663
Nippon Kanzai Holdings Co. Ltd.	62,000	1,055,098
Nippon Kayaku Co. Ltd.	445,900	4,077,492
Nippon Light Metal Holdings Co. Ltd.	186,790	2,720,088
Nippon Paper Industries Co. Ltd.	339,500	2,539,967
Nippon Prologis REIT Inc.	22,910	13,325,095
Nippon REIT Investment Corp.	5,917	3,736,173
Nippon Shinyaku Co. Ltd.	177,000	3,703,471
Nippon Shokubai Co. Ltd.	370,300	4,290,420
Nippon Soda Co. Ltd.	143,500	3,181,241
Nippon Television Holdings Inc.	180,400	4,376,949
Nipro Corp.	493,200	4,814,296
Nishimatsu Construction Co. Ltd.	99,400	3,414,374
Nishimatsuya Chain Co. Ltd.	138,700	1,855,809
Nishi-Nippon Financial Holdings Inc.	395,900	6,765,246
Nishi-Nippon Railroad Co. Ltd.	204,100	2,964,927
Nishio Holdings Co. Ltd.	62,300	1,772,353
Nissan Chemical Corp.	421,800	14,250,788
Nissan Shatai Co. Ltd.	244,400	1,627,177
Nissha Co. Ltd.	125,900	1,093,832
Security	Shares	Value
Japan (continued)
Nisshin Oillio Group Ltd. (The)	89,600	$2,960,489
Nisshin Seifun Group Inc.	695,700	7,865,229
Nisshinbo Holdings Inc.	489,900	3,871,578
Nissui Corp.	957,100	6,668,127
Niterra Co. Ltd.	512,700	21,032,534
Nitta Corp.	57,600	1,509,841
Nittetsu Mining Co. Ltd.	173,600	1,901,423
Nitto Boseki Co. Ltd.	77,100	4,351,876
Nitto Kogyo Corp.	83,100	1,990,024
Noevir Holdings Co. Ltd.	55,300	1,569,386
NOF Corp.	687,600	12,235,525
Nohmi Bosai Ltd.	83,400	2,050,617
Nojima Corp.(a)	638,400	4,713,834
NOK Corp.	266,400	4,730,337
Nomura Co. Ltd.	268,700	1,787,418
Nomura Micro Science Co. Ltd.(a)	95,700	2,438,020
Nomura Real Estate Holdings Inc.	1,878,100	10,725,586
Nomura Real Estate Master Fund Inc.	14,243	15,197,188
Noritake Co. Ltd.	64,600	2,023,486
Noritsu Koki Co. Ltd.	188,400	2,045,094
Noritz Corp.	104,200	1,352,987
North Pacific Bank Ltd.	908,800	4,256,219
NS Solutions Corp.	218,000	5,492,909
NS United Kaiun Kaisha Ltd.	34,200	1,222,692
NSD Co. Ltd.	220,780	4,717,100
NSK Ltd.	1,284,100	6,470,589
NTN Corp.	1,564,800	3,493,500
NTT UD REIT Investment Corp.	4,761	4,215,983
Nxera Pharma Co. Ltd.(a)(c)	256,500	1,492,077
Obara Group Inc.	30,300	823,775
OBIC Business Consultants Co. Ltd.	101,400	5,803,156
Odakyu Electric Railway Co. Ltd.	1,075,400	11,373,753
Ogaki Kyoritsu Bank Ltd. (The)	122,200	2,925,238
Ohsho Food Service Corp.	121,600	2,657,811
Oiles Corp.	70,100	1,026,832
Oji Holdings Corp.	2,605,900	13,147,760
Okamoto Industries Inc.	30,900	1,011,220
Okamura Corp.	181,000	2,647,852
Okasan Securities Group Inc.	475,800	2,132,293
Oki Electric Industry Co. Ltd.	284,400	3,397,826
Okinawa Cellular Telephone Co.	135,800	2,263,873
OKUMA Corp.	149,400	3,326,056
Okumura Corp.	105,100	3,331,703
Omron Corp.	598,100	16,677,873
Ono Pharmaceutical Co. Ltd.	1,282,700	15,653,316
Onward Holdings Co. Ltd.	383,100	1,607,769
Open House Group Co. Ltd.	244,600	11,770,870
Open Up Group Inc.	192,831	2,151,100
Optorun Co. Ltd.	99,100	1,091,136
Organo Corp.	86,200	7,397,612
Orient Corp.	212,360	1,327,206
Orix JREIT Inc.	17,753	12,016,651
Osaka Soda Co. Ltd.	256,500	2,736,766
Osaka Steel Co. Ltd.(a)	46,400	780,511
OSG Corp.	234,600	3,401,299
Pacific Industrial Co. Ltd.(a)	136,400	2,720,173
PAL GROUP Holdings Co. Ltd.	313,400	4,032,647
PALTAC Corp.	92,300	2,722,155
Paramount Bed Holdings Co. Ltd.	139,400	3,192,374
Park24 Co. Ltd.	434,700	5,080,205
Pasona Group Inc.	73,500	908,871
Penta-Ocean Construction Co. Ltd.	932,100	8,533,369

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
PeptiDream Inc.(a)(c)	334,300	$3,384,808
Persol Holdings Co. Ltd.	5,844,900	9,695,900
PHC Holdings Corp.	101,800	665,431
Pigeon Corp.	393,800	4,454,500
PILLAR Corp./Japan	61,500	1,936,725
Pilot Corp.	96,300	2,907,880
Piolax Inc.	65,100	725,370
PKSHA Technology Inc.(a)(c)	63,900	1,849,449
Plus Alpha Consulting Co. Ltd.(a)	87,400	1,339,853
Pola Orbis Holdings Inc.	315,900	2,721,747
Prestige International Inc.	314,500	1,350,614
Prima Meat Packers Ltd.	87,400	1,403,991
Raito Kogyo Co. Ltd.	122,100	2,555,290
Raiznext Corp.	84,000	1,043,662
Rakus Co. Ltd.	553,800	4,470,718
Rakuten Bank Ltd., NVS(a)(c)	325,200	17,849,363
Relo Group Inc.	315,700	3,398,464
Rengo Co. Ltd.	668,700	4,072,668
Resonac Holdings Corp.	599,000	23,336,872
Resorttrust Inc.	593,900	6,998,634
Restar Corp.	80,700	1,350,091
Ricoh Co. Ltd.	1,847,200	15,846,728
Ricoh Leasing Co. Ltd.	48,800	1,792,183
Rigaku Holdings Corp.	400,300	2,562,531
Riken Keiki Co. Ltd.(a)	103,800	2,364,147
Riken Vitamin Co. Ltd.	64,000	1,161,864
Rinnai Corp.	368,100	8,343,233
Riso Kagaku Corp.	134,800	1,021,812
Rohm Co. Ltd.	1,168,300	18,708,775
Rohto Pharmaceutical Co. Ltd.	644,200	9,991,586
Roland Corp.	50,100	1,061,346
Rorze Corp.	362,100	5,042,384
Round One Corp.	591,000	4,243,501
Royal Holdings Co. Ltd.	120,200	1,996,233
RS Technologies Co. Ltd.	48,700	1,214,069
Ryoyo Ryosan Holdings Inc.	91,392	1,761,044
S Foods Inc.	54,100	878,053
Saizeriya Co. Ltd.	119,300	3,900,875
Sakai Moving Service Co. Ltd.	84,700	1,548,546
Sakata INX Corp.	146,200	2,158,171
Sakata Seed Corp.	96,100	2,462,387
Sakura Internet Inc.(a)	84,600	1,887,637
Samty Residential Investment Corp.(a)	1,432	1,047,583
San-A Co. Ltd.	144,800	2,518,747
San-Ai Obbli Co. Ltd.	163,200	2,161,569
SanBio Co. Ltd.(a)(c)	181,500	3,328,620
Sangetsu Corp.	158,300	3,095,375
San-In Godo Bank Ltd. (The)	482,100	4,238,949
Sanken Electric Co. Ltd.(a)(c)	73,600	3,537,491
Sanki Engineering Co. Ltd.(a)	123,400	4,240,766
Sankyo Co. Ltd.	664,700	11,530,786
Sankyu Inc.	151,700	7,745,819
Sansan Inc.(c)	240,400	2,835,786
Santen Pharmaceutical Co. Ltd.	1,059,200	10,377,796
Sanwa Holdings Corp.	648,900	17,696,612
Sanyo Chemical Industries Ltd.	33,600	914,218
Sanyo Denki Co. Ltd.	88,500	2,263,033
Sapporo Holdings Ltd.	215,400	10,351,359
Sawai Group Holdings Co. Ltd.	368,700	4,403,111
SBS Holdings Inc.	52,300	1,150,169
Sega Sammy Holdings Inc.	526,300	9,738,498
Seibu Holdings Inc.	718,300	25,246,831
Security	Shares	Value
Japan (continued)
Seiko Epson Corp.	1,018,900	$12,910,081
Seiko Group Corp.	90,100	4,137,738
Seino Holdings Co. Ltd.	326,400	4,612,671
Seiren Co. Ltd.	166,000	3,399,396
Sekisui House REIT Inc.	14,116	7,265,066
Senko Group Holdings Co. Ltd.	442,800	5,779,498
Senshu Electric Co. Ltd.	44,000	1,288,819
Senshu Ikeda Holdings Inc.	794,900	3,431,061
Septeni Holdings Co. Ltd.(a)	258,900	687,552
Seria Co. Ltd.	154,800	2,947,683
Seven Bank Ltd.	2,061,700	3,787,353
Sharp Corp./Japan(a)(c)	884,600	4,910,556
Shibaura Machine Co. Ltd.	75,400	2,093,787
Shibaura Mechatronics Corp.	44,600	5,253,381
Shibuya Corp.	57,100	1,266,778
SHIFT Inc.(c)	646,600	4,457,065
Shiga Bank Ltd. (The)	119,600	4,831,153
Shikoku Electric Power Co. Inc.	545,300	4,868,639
Shikoku Kasei Holdings Corp.	92,100	1,639,518
Shimamura Co. Ltd.	151,100	9,741,369
Shimizu Corp.	1,713,100	22,995,200
Shin Nippon Air Technologies Co. Ltd.	77,000	1,537,669
Shinagawa Refra Co. Ltd.	77,600	930,070
Shin-Etsu Polymer Co. Ltd.	133,900	1,676,829
Shinmaywa Industries Ltd.	180,800	2,351,299
Shinnihon Corp.	75,200	864,291
Ship Healthcare Holdings Inc.	259,400	3,880,477
Shizuoka Financial Group Inc., NVS	1,486,500	20,019,607
Shizuoka Gas Co. Ltd.	120,000	877,505
SHO-BOND Holdings Co. Ltd.	134,600	4,271,062
Shochiku Co. Ltd.(a)	26,600	2,139,614
Shoei Co. Ltd.	163,700	1,738,846
Showa Sangyo Co. Ltd.	61,800	1,179,669
Simplex Holdings Inc.	127,900	3,566,322
Sinfonia Technology Co. Ltd.	76,500	5,265,268
Sinko Industries Ltd.	163,400	1,365,163
SKY Perfect JSAT Holdings Inc.	559,500	5,505,464
Skylark Holdings Co. Ltd.	777,700	14,069,350
SMS Co. Ltd.	225,300	1,941,878
Socionext Inc.	615,000	13,840,297
Sojitz Corp.	766,220	20,328,157
SOSiLA Logistics REIT Inc.	2,386	1,910,089
Sotetsu Holdings Inc.	267,300	4,480,818
Square Enix Holdings Co. Ltd.	815,300	15,771,806
Stanley Electric Co. Ltd.	362,100	7,112,443
Star Asia Investment Corp.	9,046	3,600,255
Star Micronics Co. Ltd.	104,800	1,129,439
Starts Corp. Inc.	107,200	3,330,044
Sugi Holdings Co. Ltd.	355,000	7,666,212
SUMCO Corp.	1,189,200	12,118,921
Sumitomo Bakelite Co. Ltd.	252,500	8,398,658
Sumitomo Chemical Co. Ltd.	5,113,000	15,038,991
Sumitomo Densetsu Co. Ltd.	55,000	3,461,109
Sumitomo Forestry Co. Ltd.	1,585,100	16,489,432
Sumitomo Heavy Industries Ltd.	375,200	10,031,557
Sumitomo Osaka Cement Co. Ltd.	107,200	2,677,875
Sumitomo Pharma Co. Ltd.(c)	615,400	6,709,069
Sumitomo Riko Co. Ltd.	125,100	2,117,026
Sumitomo Rubber Industries Ltd.	629,900	7,377,022
Sumitomo Warehouse Co. Ltd. (The)	152,400	3,214,398
Sun Corp.(a)	43,400	2,430,360
Sun Frontier Fudousan Co. Ltd.	102,300	1,515,442

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Sundrug Co. Ltd.	244,700	$6,605,360
Suruga Bank Ltd.	438,600	4,390,434
Suzuken Co. Ltd.	196,800	7,473,783
SWCC Corp.	104,700	5,086,934
Synspective Inc., NVS(a)(c)	85,800	526,724
Systena Corp.	889,400	3,060,751
T Hasegawa Co. Ltd.	107,200	1,878,198
Tadano Ltd.	312,600	2,171,080
Taihei Dengyo Kaisha Ltd.	126,600	1,775,132
Taiheiyo Cement Corp.	381,000	10,337,100
Taikisha Ltd.	161,400	3,195,376
Taiyo Holdings Co. Ltd.	139,400	7,456,982
Taiyo Yuden Co. Ltd.	422,600	12,002,601
Takamatsu Construction Group Co. Ltd.	52,600	1,154,440
Takara Bio Inc.	164,800	985,520
Takara Holdings Inc.	509,300	5,187,340
Takara Leben Real Estate Investment Corp.	2,982	1,797,863
Takara Standard Co. Ltd.	139,800	2,257,963
Takasago International Corp.	205,900	2,012,270
Takasago Thermal Engineering Co. Ltd.	312,800	9,282,078
Takashimaya Co. Ltd.	978,400	10,465,312
Takeuchi Manufacturing Co. Ltd.	119,200	4,914,329
Takuma Co. Ltd.	204,300	3,133,402
Tama Home Co. Ltd.(a)	50,300	1,178,674
Tamron Co. Ltd.	475,200	3,374,657
TBS Holdings Inc.	115,200	3,977,577
TechMatrix Corp.	132,200	1,869,681
Teijin Ltd.	604,900	5,291,984
THK Co. Ltd.	355,300	9,460,756
Timee Inc.(a)(c)	160,200	1,544,825
TKC Corp.	94,500	2,472,533
Toa Corp./Tokyo	193,300	2,960,786
Toagosei Co. Ltd.	288,600	2,862,867
Tobu Railway Co. Ltd.	621,000	10,015,461
Tocalo Co. Ltd.	191,500	2,806,598
Toda Corp.	710,900	4,789,161
Toei Animation Co. Ltd.	215,400	4,037,022
Toei Co. Ltd.	98,600	3,505,106
Toenec Corp.	155,300	1,685,446
Toho Bank Ltd. (The)	633,500	1,874,798
Toho Gas Co. Ltd.	233,900	6,984,251
Toho Holdings Co. Ltd.	171,400	5,496,603
Tohoku Electric Power Co. Inc.	1,623,900	11,111,076
Tokai Carbon Co. Ltd.	690,700	4,626,869
Tokai Corp./Gifu	40,500	561,051
TOKAI Holdings Corp.	337,000	2,231,084
Tokai Rika Co. Ltd.	173,400	3,115,027
Tokai Tokyo Financial Holdings Inc.	692,000	2,564,113
Token Corp.	16,900	1,550,363
Tokuyama Corp.	223,500	5,548,715
Tokyo Century Corp.	506,900	5,982,355
Tokyo Electric Power Co. Holdings Inc.(c)	5,223,600	26,104,719
Tokyo Electron Device Ltd.	66,100	1,291,464
Tokyo Kiraboshi Financial Group Inc.	80,700	3,842,514
Tokyo Ohka Kogyo Co. Ltd.	326,300	11,907,837
Tokyo Seimitsu Co. Ltd.	137,300	9,445,346
Tokyo Steel Manufacturing Co. Ltd.	190,500	1,680,911
Tokyo Tatemono Co. Ltd.	643,800	12,019,897
Tokyotokeiba Co. Ltd.	48,800	1,749,835
Tokyu Construction Co. Ltd.	265,940	1,808,734
Tokyu Fudosan Holdings Corp.	2,225,700	17,936,217
Tokyu REIT Inc.(a)	2,774	3,560,568
Security	Shares	Value
Japan (continued)
TOMONY Holdings Inc.	551,900	$2,445,733
Tomy Co. Ltd.	290,000	5,965,806
Topre Corp.	123,900	1,796,040
Toridoll Holdings Corp.(a)	166,800	4,831,240
Tosei Corp.	100,400	2,136,100
Toshiba TEC Corp.	94,900	1,915,496
Tosoh Corp.	942,100	13,432,033
Totech Corp.	86,000	1,775,835
Totetsu Kogyo Co. Ltd.	80,500	2,209,418
TOTO Ltd.	453,800	11,510,460
Towa Corp.	216,300	3,310,217
Towa Pharmaceutical Co. Ltd.	87,500	1,610,830
Toyo Construction Co. Ltd.(a)	64,600	728,761
Toyo Seikan Group Holdings Ltd.	366,100	8,219,032
Toyo Suisan Kaisha Ltd.	303,000	21,962,930
Toyo Tanso Co. Ltd.	50,500	1,510,835
Toyo Tire Corp.	497,400	13,593,970
Toyobo Co. Ltd.	266,300	1,976,693
Toyoda Gosei Co. Ltd.	192,200	4,448,426
Toyota Boshoku Corp.	282,300	4,292,393
Transcosmos Inc.	74,700	1,770,209
TRE Holdings Corp.	141,000	1,412,883
Tri Chemical Laboratories Inc.	90,000	1,737,201
Trial Holdings Inc.(a)	125,700	1,676,871
Trusco Nakayama Corp.	157,300	2,480,090
TS Tech Co. Ltd.	281,100	3,331,535
Tsubakimoto Chain Co.	253,900	3,553,620
Tsuburaya Fields Holdings Inc.	126,300	1,775,891
Tsugami Corp.	133,600	2,367,950
Tsumura & Co.	197,600	4,583,644
Tsuruha Holdings Inc.(a)	556,200	9,661,588
Tsurumi Manufacturing Co. Ltd.	102,900	1,296,738
TV Asahi Holdings Corp.	74,500	1,516,028
UACJ Corp.	503,876	6,506,479
UBE Corp.	319,200	4,692,565
Ulvac Inc.	157,100	7,125,951
U-Next Holdings Co. Ltd.	216,900	2,862,875
Union Tool Co.(a)	28,600	1,518,173
United Super Markets Holdings Inc.	300,000	1,602,102
United Urban Investment Corp.	9,998	12,100,245
Ushio Inc.	234,400	3,886,285
USS Co. Ltd.	1,301,400	14,364,690
UT Group Co. Ltd.	100,800	1,794,972
Valor Holdings Co. Ltd.	120,900	2,213,137
Visional Inc.(c)	81,700	5,672,653
Wacoal Holdings Corp.	134,500	4,690,171
Wacom Co. Ltd.	413,300	2,243,314
Wakita & Co. Ltd.	104,200	1,199,080
Welcia Holdings Co. Ltd.	321,000	6,402,920
West Holdings Corp.(a)	75,130	718,590
WingArc1st Inc.	66,400	1,446,395
Workman Co. Ltd.	69,700	2,621,638
Yamabiko Corp.	100,100	1,672,381
Yamada Holdings Co. Ltd.	1,832,300	5,508,277
Yamaguchi Financial Group Inc.	599,400	6,867,232
Yamaha Corp.	1,380,800	8,713,498
Yamato Holdings Co. Ltd.	798,800	11,679,177
Yamato Kogyo Co. Ltd.	134,400	8,471,431
Yamazaki Baking Co. Ltd.	418,200	8,218,723
Yamazen Corp.	168,700	1,563,152
Yaskawa Electric Corp.	777,000	21,311,791
Yellow Hat Ltd.	218,800	2,203,248

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Yodoko Ltd.	357,900	$3,017,526
Yokogawa Bridge Holdings Corp.	106,400	1,899,274
Yokohama Rubber Co. Ltd. (The)	426,300	15,214,225
Yonex Co. Ltd.	192,700	4,956,351
Yoshinoya Holdings Co. Ltd.(a)	224,400	4,429,540
Yuasa Trading Co. Ltd.	53,400	1,736,182
Yurtec Corp.	114,700	1,849,092
Zacros Corp.	166,600	1,138,606
Zenkoku Hosho Co. Ltd.	350,500	7,203,810
Zeon Corp.	506,700	5,198,988
ZERIA Pharmaceutical Co. Ltd.	82,800	1,074,562
Zojirushi Corp.	116,700	1,257,917
Zuken Inc.	51,100	1,579,780
		4,031,585,789
Netherlands — 1.1%
Aalberts NV	340,895	10,799,976
Allfunds Group PLC	1,056,657	8,032,430
AMG Critical Materials NV	105,254	3,494,675
Arcadis NV	247,199	11,805,422
Basic-Fit NV(a)(c)(d)	168,111	4,990,209
Brunel International NV(a)	75,553	673,347
Corbion NV	180,387	3,671,463
Eurocommercial Properties NV	149,510	4,464,381
Flow Traders Ltd.(c)	119,161	3,276,577
Fugro NV	363,277	3,709,892
Koninklijke BAM Groep NV	882,440	8,191,591
Koninklijke Heijmans NV	84,356	5,976,119
Koninklijke Vopak NV	202,028	9,155,298
OCI NV	362,903	1,423,576
Pharming Group NV(c)	2,318,839	3,038,779
Pharvaris NV(c)	76,533	1,700,563
PostNL NV(a)	1,180,984	1,306,805
SBM Offshore NV	483,794	12,510,438
Signify NV(d)	440,372	10,541,396
Sligro Food Group NV(a)	88,170	946,872
TKH Group NV	129,602	5,729,458
TomTom NV(c)	201,819	1,215,362
Van Lanschot Kempen NV	95,659	5,592,934
Wereldhave NV	135,066	2,868,829
		125,116,392
New Zealand — 0.5%
Air New Zealand Ltd.	5,639,626	1,920,229
EBOS Group Ltd.	658,049	10,882,831
Fletcher Building Ltd.(c)	3,706,331	6,909,083
Goodman Property Trust	3,700,490	4,489,323
Kiwi Property Group Ltd.	5,420,355	3,350,351
Mercury NZ Ltd.	2,394,968	8,878,227
Ryman Healthcare Ltd.(c)	3,113,297	5,098,303
Spark New Zealand Ltd.	6,509,838	9,126,342
		50,654,689
Norway — 2.0%
Aker ASA, Class A	76,917	5,976,808
Aker Solutions ASA	992,029	2,725,678
Atea ASA	267,273	4,074,038
Austevoll Seafood ASA	318,579	2,991,230
AutoStore Holdings Ltd.(a)(c)(d)	4,131,635	4,007,681
Bakkafrost P/F	171,476	7,873,770
BlueNord ASA	81,883	3,739,225
BW LPG Ltd.(a)(d)	326,932	4,329,466
BW Offshore Ltd.	313,022	1,139,852
Cadeler AS(c)	744,455	3,451,556
Security	Shares	Value
Norway (continued)
DNO ASA	1,493,130	$2,038,839
DOF Group ASA	506,719	4,542,600
Elkem ASA(a)(d)	1,004,279	2,641,545
Elopak ASA	370,634	1,745,365
Entra ASA(d)	166,273	1,848,344
Europris ASA(d)	541,610	4,669,724
Frontline PLC(a)	495,998	12,182,965
Grieg Seafood ASA(a)(c)	172,362	1,154,267
Hoegh Autoliners ASA	357,252	3,201,179
Kitron ASA	656,045	4,877,404
Leroy Seafood Group ASA	919,305	4,328,559
LINK Mobility Group Holding ASA(a)(c)	796,935	2,360,298
MPC Container Ships ASA	1,301,774	2,277,880
NORBIT ASA	115,219	2,319,536
Norconsult Norge A/S	365,551	1,690,753
Nordic Semiconductor ASA(c)	594,662	8,600,664
Norwegian Air Shuttle ASA	1,784,196	2,769,872
Odfjell Drilling Ltd.	410,254	3,295,341
Odfjell SE, Class A	57,814	694,917
Paratus Energy Services Ltd.	321,286	1,315,061
Protector Forsikring ASA	184,695	8,320,105
Public Property Invest AS	287,143	633,356
Scatec ASA(c)(d)	428,939	4,522,614
SpareBank 1 Nord Norge	309,722	4,199,665
SpareBank 1 Oestlandet	142,481	2,498,548
SpareBank 1 SMN	462,871	8,513,859
SpareBank 1 Sor-Norge ASA	710,785	12,235,017
Stolt-Nielsen Ltd.	79,691	2,672,928
Storebrand ASA	1,424,109	22,069,428
Subsea 7 SA	768,021	14,026,625
TGS ASA	665,808	5,745,744
TOMRA Systems ASA	755,668	9,225,158
Vend Marketplaces ASA, Class B	581,566	20,037,667
Wallenius Wilhelmsen ASA	360,641	2,820,533
Wilh Wilhelmsen Holding ASA, Class A	40,973	2,062,959
		228,448,623
Portugal — 0.2%
Altri SGPS SA(a)	222,162	1,259,889
Corticeira Amorim SGPS SA	136,884	1,148,403
CTT-Correios de Portugal SA	271,255	2,358,448
Mota-Engil SGPS SA	323,357	2,236,777
Navigator Co. SA (The)	738,532	2,557,319
NOS SGPS SA	710,512	3,078,748
REN - Redes Energeticas Nacionais SGPS SA	1,327,362	4,996,496
Semapa-Sociedade de Investimento e Gestao	54,456	1,136,031
Sonae SGPS SA	2,725,135	4,441,553
		23,213,664
Singapore — 2.1%
AIMS APAC REIT(a)	1,999,975	2,120,487
Bitdeer Technologies Group, Class A, NVS(a)(c)	314,703	6,986,407
CapitaLand Ascott Trust	9,296,296	6,741,457
CapitaLand China Trust(a)	4,089,634	2,510,525
Capitaland India Trust(a)	3,562,742	3,310,331
CDL Hospitality Trusts(a)	2,727,500	1,728,021
Centurion Corp. Ltd.	657,300	715,889
City Developments Ltd.	1,708,700	9,490,900
ComfortDelGro Corp. Ltd.	7,351,400	8,242,904
Digital Core REIT Management Pte. Ltd.	3,207,200	1,651,641
Eagle Hospitality Trust(a)(b)(c)	1,640,200	16
ESR-REIT	2,128,787	4,676,184
Far East Hospitality Trust(a)	3,581,600	1,663,862

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Singapore (continued)
First Resources Ltd.	1,840,500	$2,772,669
Food Empire Holdings Ltd.(a)	610,100	1,105,496
Frasers Centrepoint Trust	4,504,999	8,098,566
Frasers Logistics & Commercial Trust(a)	9,488,636	6,958,292
Golden Agri-Resources Ltd.	22,254,700	4,787,599
Hafnia Ltd.(a)	965,501	6,014,835
Hong Fok Corp. Ltd.(a)	1,141,600	675,083
Hutchison Port Holdings Trust, Class U	16,056,100	3,371,781
iFAST Corp. Ltd.(a)	529,300	3,937,047
Keppel DC REIT	6,893,507	12,649,130
Keppel Infrastructure Trust(a)	14,519,890	5,131,514
Keppel REIT(a)	8,855,700	7,145,664
Lendlease Global Commercial REIT	5,810,429	2,856,619
Mapletree Industrial Trust(a)	7,255,093	11,865,081
Mapletree Logistics Trust(a)	12,020,500	12,369,820
Mapletree Pan Asia Commercial Trust(a)	8,043,300	8,898,815
NetLink NBN Trust(a)	9,824,300	7,395,850
Olam Group Ltd.(a)	3,327,500	2,505,340
Parkway Life REIT	1,564,100	4,926,255
Raffles Medical Group Ltd.	2,694,100	2,049,139
Riverstone Holdings Ltd.(a)	1,815,900	1,255,355
Sasseur REIT(a)	1,932,900	1,026,844
SATS Ltd.	3,080,979	8,091,251
Seatrium Ltd.(a)	7,576,700	12,639,730
Sheng Siong Group Ltd.	2,249,500	4,008,049
SIA Engineering Co. Ltd.(a)	966,400	2,621,587
Singapore Post Ltd.(a)	5,079,000	1,640,838
Starhill Global REIT	4,896,300	2,183,244
StarHub Ltd.(a)	2,146,900	1,913,341
Stoneweg Europe Stapled Trust, NVS	1,062,360	1,861,285
Suntec REIT(a)	6,817,800	7,018,809
Super Hi International Holding Ltd.(a)(c)	767,000	1,337,466
UMS Integration Ltd.(a)	2,109,500	2,395,650
UOL Group Ltd.	1,584,600	9,680,656
Venture Corp. Ltd.	945,300	10,817,816
Yangzijiang Financial Holding Ltd.(a)	6,680,800	5,429,515
Yanlord Land Group Ltd.(a)(c)	1,850,800	1,015,521
		240,290,176
Spain — 1.5%
Acerinox SA	630,169	8,115,223
Aedas Homes SA(d)	27,625	678,008
Almirall SA	275,932	3,971,354
Atresmedia Corp. de Medios de Comunicacion SA	340,388	2,060,215
CIE Automotive SA	142,061	4,764,288
Colonial SFL Socimi SA	1,007,086	6,372,605
Construcciones y Auxiliar de Ferrocarriles SA	62,994	3,977,574
Distribuidora Internacional de Alimentacion SA(c)	54,400	1,793,339
eDreams ODIGEO SA(c)	305,621	2,557,865
Enagas SA	805,622	12,782,182
Ence Energia y Celulosa SA(a)	400,891	1,224,365
Fluidra SA	322,658	9,339,144
Gestamp Automocion SA(d)	535,461	2,071,902
Grenergy Renovables SA(c)	49,024	4,226,589
Indra Sistemas SA(a)	270,839	14,982,113
Laboratorios Farmaceuticos Rovi SA	68,910	4,858,511
Let's Gowex SA.(a)(b)(c)	51,450	1
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,908,213	2,529,427
Logista Integral SA	200,984	6,698,235
Melia Hotels International SA	370,392	3,065,028
Merlin Properties SOCIMI SA	1,344,135	20,939,293
Neinor Homes SA(d)	136,092	2,706,064
Security	Shares	Value
Spain (continued)
Pharma Mar SA	46,543	$3,934,998
Prosegur Cash SA(d)	911,733	745,094
Prosegur Cia. de Seguridad SA	440,093	1,436,782
Sacyr SA	1,868,660	8,220,244
Solaria Energia y Medio Ambiente SA(c)	281,194	4,862,661
Tecnicas Reunidas SA(c)	156,565	5,603,763
Unicaja Banco SA(d)	3,468,772	9,365,032
Vidrala SA	73,642	7,014,844
Viscofan SA	136,383	8,475,935
		169,372,678
Sweden — 5.2%
AAK AB	622,332	17,402,049
AcadeMedia AB(d)	266,318	2,940,971
AddLife AB, Class B	400,142	8,644,516
Addnode Group AB, Class B	426,104	4,959,037
AFRY AB	335,854	5,761,605
Alimak Group AB(d)	240,168	3,554,393
Alleima AB	648,058	5,596,790
Ambea AB(d)	274,889	3,706,344
Apotea AB(c)	198,634	1,733,424
AQ Group AB	201,608	4,154,816
Arjo AB, Class B	707,456	2,244,941
Asker Healthcare Group AB(c)	518,405	4,697,080
Asmodee Group AB, Class B(c)	536,961	6,919,768
Atrium Ljungberg AB, Class B(a)	891,238	3,214,001
Attendo AB(d)	359,542	3,050,579
Avanza Bank Holding AB	429,255	16,498,226
Axfood AB	371,923	10,134,580
Betsson AB, Class B	383,274	5,973,173
Better Collective A/S(a)(c)	115,795	1,429,726
Bilia AB, Class A	217,980	3,051,788
Billerud Aktiebolag	769,539	7,120,868
BioArctic AB, Class B(a)(c)(d)	140,504	4,336,282
BioGaia AB, Class B	302,974	3,200,523
BoneSupport Holding AB(c)(d)	203,619	4,731,826
Boozt AB(c)(d)	189,593	2,049,546
Bravida Holding AB(d)	702,529	5,937,980
Bufab AB	454,594	4,996,382
Bure Equity AB	187,216	5,483,054
Camurus AB(c)	131,502	8,650,782
Castellum AB	1,264,475	14,379,890
Catena AB	154,548	7,488,070
Cibus Nordic Real Estate AB publ	239,563	4,153,157
Clas Ohlson AB, Class B	134,054	4,888,780
Cloetta AB, Class B	635,912	2,369,547
Corem Property Group AB, Class B	2,370,471	964,011
Creades AB, Class A	177,163	1,407,067
Dios Fastigheter AB	363,690	2,478,564
Dometic Group AB(d)	1,087,059	5,313,555
Dynavox Group AB(c)	361,108	3,715,390
Electrolux AB, Class B(c)	757,829	4,890,062
Electrolux Professional AB, Class B	768,614	5,338,371
Elekta AB, Class B	1,265,936	6,434,515
Embracer Group AB, Class B(c)	442,684	4,613,515
Engcon AB	133,308	1,153,889
Fabege AB	693,275	6,104,308
FastPartner AB, Class A	197,270	1,044,465
Getinge AB, Class B	779,321	18,256,152
Granges AB	361,333	5,287,330
Hemnet Group AB	292,832	6,391,263
Hexatronic Group AB(a)(c)	651,755	1,483,336
Hexpol AB	898,058	8,165,342

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
HMS Networks AB(c)	111,458	$6,186,886
Hoist Finance AB(d)	160,405	1,671,592
Hufvudstaden AB, Class A	380,737	5,060,444
Husqvarna AB, Class B	1,196,863	5,667,202
Instalco AB	823,118	2,100,195
Intea Fastigheter AB, Class B(c)	270,383	1,922,515
Intrum AB(a)(c)	313,665	1,421,850
INVISIO AB	126,110	4,009,993
Inwido AB	192,641	2,895,996
JM AB	208,364	2,966,481
Kinnevik AB, Class B(c)	828,606	7,820,069
Lindab International AB	254,645	6,091,703
Logistea AB, Class B	996,680	1,603,039
Loomis AB, Class B	235,748	9,497,210
Medcap AB(a)(c)	41,668	2,668,359
Medicover AB, Class B	227,659	6,206,540
MEKO AB	133,349	1,078,646
Mildef Group AB(a)	135,775	2,246,574
Millicom International Cellular SA	353,598	16,658,002
MIPS AB	90,546	3,242,063
Modern Times Group MTG AB, Class B(c)	299,595	4,027,286
Munters Group AB(d)	444,228	7,518,373
Mycronic AB	534,390	12,536,137
NCAB Group AB(a)(c)	600,245	3,689,483
NCC AB, Class B	301,510	6,873,188
New Wave Group AB, Class B	316,930	3,735,226
Nolato AB, Class B	666,942	4,413,717
Nordnet AB publ	470,309	13,580,305
Norion Bank AB(c)	193,524	1,441,896
NP3 Fastigheter AB	112,486	3,062,129
Nyfosa AB	566,152	4,815,912
Pandox AB, Class B	364,296	7,262,721
Paradox Interactive AB	124,701	2,174,863
Peab AB, Class B	577,458	4,673,417
Platzer Fastigheter Holding AB, Class B	198,838	1,529,966
Plejd AB(a)(c)	25,995	2,402,422
Polestar Automotive Holding U.K. PLC, Class A(a)(c)	1,436,748	1,213,908
Ratos AB, Class B	698,708	2,826,628
RaySearch Laboratories AB, Class B	96,765	2,271,335
Rusta AB(a)	177,504	1,172,764
Samhallsbyggnadsbolaget i Norden AB(a)(c)	4,208,912	2,310,625
Scandic Hotels Group AB(d)	513,369	4,989,929
Sdiptech AB, Class B(c)	107,017	2,130,544
Sectra AB, Class B	466,944	14,812,471
Sinch AB(c)(d)	2,170,975	7,861,447
SkiStar AB	134,991	2,254,092
SSAB AB, Class A	784,796	4,964,270
SSAB AB, Class B	2,134,113	13,214,200
Storskogen Group AB, Class B	5,024,830	5,191,937
Storytel AB	182,424	1,706,762
Surgical Science Sweden AB(a)(c)	124,020	1,092,404
Sveafastigheter AB(a)(c)	256,531	1,149,467
Svolder AB, Class B	300,569	1,756,503
Sweco AB, Class B	739,993	13,333,565
SwedenCare AB(a)	207,899	840,327
Synsam AB	429,561	2,718,162
Thule Group AB(d)	366,727	9,395,691
Troax Group AB(a)	133,194	2,018,957
Truecaller AB, Class B	928,353	2,767,228
VBG Group AB, Class B	59,751	2,272,332
Vimian Group AB(a)(c)	604,313	1,909,278
Security	Shares	Value
Sweden (continued)
Vitec Software Group AB, Class B	113,828	$3,972,716
Vitrolife AB	256,036	3,951,631
Wallenstam AB, Class B	1,303,088	6,029,550
Wihlborgs Fastigheter AB	945,364	9,186,562
Xvivo Perfusion AB(a)(c)	85,346	1,695,586
Yubico AB(a)(c)	165,614	1,677,068
Zinzino AB, Class B	71,018	864,549
		586,800,517
Switzerland — 4.4%
Accelleron Industries AG	322,371	26,425,040
Adecco Group AG, Registered	576,465	16,073,212
Allreal Holding AG, Registered	51,470	12,301,776
ALSO Holding AG, Registered	19,664	5,650,088
ams-OSRAM AG(c)	341,299	4,722,718
Arbonia AG	180,618	1,142,118
Aryzta AG(c)	81,229	5,208,196
Autoneum Holding AG	9,260	1,842,103
Bachem Holding AG	114,893	8,335,870
Basilea Pharmaceutica Ag Allschwil, Registered(c)	43,470	2,517,710
Bossard Holding AG, Class A, Registered	19,533	4,244,602
Bucher Industries AG, Registered	22,832	10,131,124
Burckhardt Compression Holding AG	11,001	7,608,798
Burkhalter Holding AG	25,314	4,495,369
Bystronic AG, Registered	4,555	1,692,963
Cembra Money Bank AG	102,535	11,725,186
Cicor Technologies Ltd.(c)	8,255	2,270,187
Clariant AG, Registered	737,471	6,612,238
Comet Holding AG, Registered	25,417	6,211,808
Daetwyler Holding AG, Bearer	25,879	4,772,107
DKSH Holding AG	122,671	8,554,536
dormakaba Holding AG	107,180	9,154,966
Dottikon Es Holding AG(a)(c)	11,994	4,737,719
EFG International AG	312,032	6,506,769
Emmi AG, Registered	7,394	6,570,058
Flughafen Zurich AG, Registered	68,831	20,331,693
Forbo Holding AG, Registered	3,282	3,015,531
Galenica AG(d)	171,219	18,452,548
Georg Fischer AG	265,420	18,741,140
Hiag Immobilien Holding AG	14,935	2,054,110
Huber + Suhner AG, Registered	48,911	8,957,884
Implenia AG, Registered	53,043	4,208,973
Inficon Holding AG	58,210	6,983,363
Interroll Holding AG, Registered	2,458	7,585,157
Intershop Holding AG	18,773	3,679,915
Kardex Holding AG, Registered	20,969	7,887,300
Komax Holding AG, Registered(a)(c)	13,333	1,098,636
Kuros Biosciences AG(c)	93,863	3,513,650
Landis+Gyr Group AG	87,983	6,373,903
LEM Holding SA, Registered(c)	1,745	990,994
Medacta Group SA(d)	24,312	4,504,597
Medmix AG(d)	89,968	1,033,421
Metall Zug AG, Class B, Registered	644	595,078
Mobilezone Holding AG, Registered	136,689	2,042,906
Mobimo Holding AG, Registered	25,172	10,669,957
Montana Aerospace AG(c)(d)	95,607	3,790,524
OC Oerlikon Corp. AG Pfaffikon, Registered	654,887	2,341,869
PolyPeptide Group AG(c)(d)	52,413	1,697,466
PSP Swiss Property AG, Registered	157,720	27,279,828
R&S Group Holding AG	101,632	3,344,861
Schweiter Technologies AG	3,519	1,215,512
Sensirion Holding AG(c)(d)	32,155	2,304,248
SFS Group AG	59,497	8,068,796

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
Siegfried Holding AG	132,016	$12,734,222
SKAN Group AG	43,816	2,862,689
Softwareone Holding AG	364,121	3,741,595
Softwareone Holding AG(c)	209,131	2,121,608
Stadler Rail AG	186,808	4,580,819
Sulzer AG, Registered	64,330	10,751,145
Sunrise Communications AG, Class A	226,572	12,418,908
Swissquote Group Holding SA, Registered	36,552	23,223,037
Tecan Group AG, Registered	43,577	7,957,747
Temenos AG, Registered	184,399	17,410,603
TX Group AG	10,770	2,720,079
u-Blox Holding AG, NVS(c)	24,784	4,145,295
Valiant Holding AG, Registered	54,826	9,023,966
Vetropack Holding AG, Class A, Registered	43,498	1,160,191
Vontobel Holding AG, Registered	98,731	7,486,685
Ypsomed Holding AG, Registered	13,885	5,451,884
Zehnder Group AG, Registered	29,005	2,555,829
		492,617,423
United Kingdom — 12.7%
4imprint Group PLC	96,058	4,206,639
AB Dynamics PLC	59,852	994,639
Aberdeen Group PLC	6,279,067	16,746,483
Advanced Medical Solutions Group PLC	737,363	2,083,255
AG Barr PLC	357,786	3,144,830
Airtel Africa PLC(d)	3,103,795	11,287,495
AJ Bell PLC	1,103,818	7,794,209
Alfa Financial Software Holdings PLC(d)	424,671	1,265,001
Alphawave IP Group PLC(a)(c)	1,314,492	3,292,815
AO World PLC(c)	1,060,310	1,482,845
Ashmore Group PLC	1,521,044	3,754,608
Ashtead Technology Holdings PLC(a)	273,830	1,178,573
ASOS PLC(a)(c)	141,534	473,200
Aston Martin Lagonda Global Holdings PLC(a)(c)(d)	924,805	765,652
Atalaya Mining PLC	363,631	3,267,481
Auction Technology Group PLC(c)	325,902	1,325,085
Avon Protection PLC	99,005	2,489,403
B&M European Value Retail SA	3,421,784	8,079,536
Babcock International Group PLC	862,070	13,766,416
Bakkavor Group PLC(d)	664,342	1,937,496
Balfour Beatty PLC	1,721,054	15,210,799
Baltic Classifieds Group PLC	1,539,164	5,964,898
Beazley PLC	2,133,227	26,097,451
Bellway PLC	405,942	14,010,269
Berkeley Group Holdings PLC	334,458	17,717,800
Big Yellow Group PLC	636,659	9,312,343
Bodycote PLC	611,790	4,958,880
Breedon Group PLC	933,432	4,225,655
Bridgepoint Group PLC(d)	840,618	3,329,230
British Land Co. PLC (The)	3,388,485	16,923,644
Burberry Group PLC(c)	1,229,732	20,017,162
Bytes Technology Group PLC	788,111	3,840,859
C&C Group PLC	1,320,706	2,373,495
Carnival PLC(a)(c)	470,934	12,234,787
Cerillion PLC	72,610	1,416,508
Chemring Group PLC	922,500	6,954,041
Chesnara PLC	724,683	2,618,043
Clarkson PLC	98,341	4,687,344
Close Brothers Group PLC(c)	509,123	2,808,390
CMC Markets PLC(d)	387,872	1,098,074
Coats Group PLC	6,475,649	6,959,037
Cohort PLC	114,365	2,019,917
Computacenter PLC	219,951	8,288,375
Security	Shares	Value
United Kingdom (continued)
Conduit Holdings Ltd.	505,634	$2,251,966
Convatec Group PLC(d)	5,594,366	17,966,772
Craneware PLC	104,464	3,087,772
Cranswick PLC	180,516	11,710,923
Crest Nicholson Holdings PLC	801,197	1,741,909
Croda International PLC	488,991	18,562,616
Currys PLC	3,464,281	6,394,190
CVS Group PLC	244,690	3,991,680
Derwent London PLC	361,071	8,360,761
Diploma PLC	486,513	35,891,517
DiscoverIE Group PLC	328,543	2,507,636
Diversified Energy Co. PLC	189,561	2,390,652
Domino's Pizza Group PLC	1,242,646	3,177,977
Dowlais Group PLC	4,476,301	4,862,945
Dr. Martens PLC	1,967,679	2,349,710
Drax Group PLC	1,211,720	11,484,292
Dunelm Group PLC	449,144	6,596,651
easyJet PLC	1,028,961	6,551,186
Elementis PLC	2,025,230	4,377,678
Empiric Student Property PLC	2,276,601	2,329,810
Endeavour Mining PLC	655,924	26,547,410
Energean PLC	499,061	6,320,141
Ferrari Group PLC	54,894	529,600
Fevertree Drinks PLC	352,436	3,862,803
Firstgroup PLC	1,992,130	5,495,827
Foresight Group Holdings Ltd.	217,392	1,303,254
Frasers Group PLC(c)	379,821	3,646,223
Future PLC	325,695	2,626,204
Games Workshop Group PLC	112,363	23,529,730
Gamma Communications PLC	304,823	3,976,427
GB Group PLC	845,418	2,615,523
Genuit Group PLC	832,892	4,049,473
Genus PLC	224,567	7,257,334
Georgia Capital PLC(c)	103,511	3,522,524
GlobalData PLC, NVS(a)	981,437	1,405,352
Grafton Group PLC	595,109	7,441,589
Grainger PLC	2,329,283	5,739,026
Great Portland Estates PLC	1,163,273	5,092,337
Greencore Group PLC	1,480,295	4,638,021
Greggs PLC	348,540	7,387,408
Hammerson PLC	1,598,836	6,415,678
Harbour Energy PLC	1,949,921	5,771,749
Hays PLC	5,329,591	4,138,625
HBX Group International PLC(c)	259,690	2,118,019
Helios Towers PLC(c)	2,659,325	5,229,638
Hill & Smith PLC	273,940	7,751,674
Hilton Food Group PLC	274,805	2,324,912
Hiscox Ltd.	1,147,431	20,743,569
Hochschild Mining PLC	1,139,186	4,952,017
Hollywood Bowl Group PLC	572,492	2,026,862
Home REIT PLC(b)(c)	3,524,118	475,000
Howden Joinery Group PLC	1,864,091	21,172,089
Hunting PLC	465,745	2,089,465
Ibstock PLC(d)	1,343,626	2,413,732
ICG PLC	991,450	25,186,662
IG Group Holdings PLC	1,189,974	17,418,328
IMI PLC	854,263	26,857,150
Inchcape PLC	1,140,978	11,449,541
IntegraFin Holdings PLC	991,579	4,722,441
International Workplace Group PLC	2,588,567	7,703,851
Investec PLC	2,039,876	15,359,525
IP Group PLC(c)	3,230,902	2,563,639

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
ITV PLC	11,460,271	$10,490,224
J D Wetherspoon PLC	284,182	2,410,941
JET2 PLC	353,511	6,173,324
John Wood Group PLC(a)(b)(c)	2,027,957	417,575
Johnson Matthey PLC	606,881	16,996,481
Johnson Service Group PLC	1,447,489	2,578,523
JTC PLC(d)	525,443	8,993,282
Judges Scientific PLC(a)	20,846	1,560,967
Jupiter Fund Management PLC	1,575,775	3,154,357
Just Group PLC	3,547,168	9,902,195
Kainos Group PLC	288,603	3,581,223
Keller Group PLC	245,758	5,126,488
Kier Group PLC	1,521,549	4,329,491
Lancashire Holdings Ltd.	823,698	7,233,072
Lion Finance Group PLC	119,481	12,578,214
LondonMetric Property PLC	7,976,212	19,954,922
Man Group PLC/Jersey	4,009,850	11,078,455
Marshalls PLC	815,361	1,808,083
Me Group International PLC	736,459	1,822,802
Metro Bank Holdings PLC(c)	1,139,632	1,751,647
Mitchells & Butlers PLC(c)	918,166	2,937,083
Mitie Group PLC	4,324,513	9,362,471
Molten Ventures PLC(c)	546,185	3,335,047
MONY Group PLC	1,701,077	4,338,220
Moonpig Group PLC	1,081,170	3,046,614
Morgan Advanced Materials PLC	962,886	2,580,484
Morgan Sindall Group PLC	155,807	9,517,788
NCC Group PLC	993,311	1,953,711
Ninety One PLC	930,768	2,829,373
Ocado Group PLC(a)(c)	2,014,999	5,803,282
OSB Group PLC	1,237,872	8,773,992
Oxford Instruments PLC	200,581	4,976,546
Oxford Nanopore Technologies PLC(c)	1,617,953	2,917,877
Pagegroup PLC	1,042,033	3,234,430
Pan African Resources PLC	6,911,130	7,593,828
Paragon Banking Group PLC	671,315	7,311,003
Penno Group PLC	1,610,438	10,975,331
Persimmon PLC	1,090,848	17,336,968
Pets at Home Group PLC	1,541,672	4,342,769
Playtech PLC	879,982	3,046,144
Plus500 Ltd.	244,831	10,187,283
Polar Capital Holdings PLC	310,510	2,340,827
Premier Foods PLC	2,261,631	5,419,293
Primary Health Properties PLC	8,616,136	10,608,124
PRS REIT PLC (The)	1,782,500	2,612,446
QinetiQ Group PLC	1,678,423	10,598,701
Quilter PLC(d)	4,770,339	11,393,029
Rank Group PLC	604,483	941,813
Raspberry PI Holdings PLC(a)(c)	240,102	1,145,218
Rathbones Group PLC	209,896	4,919,861
Renew Holdings PLC	272,574	3,315,824
Renishaw PLC	134,188	6,231,594
RHI Magnesita NV	56,946	1,571,415
Rightmove PLC	2,647,934	23,250,061
Rotork PLC	2,837,624	12,774,570
RS Group PLC	1,605,641	11,751,497
Safestore Holdings PLC	738,258	6,934,422
Savills PLC	457,334	6,056,059
Senior PLC	1,403,581	3,514,443
Serco Group PLC	3,484,934	11,619,361
Serica Energy PLC	888,452	2,539,282
Shaftesbury Capital PLC	4,920,243	9,089,001
Security	Shares	Value
United Kingdom (continued)
SigmaRoc PLC(c)	3,396,864	$5,158,290
Sirius Real Estate Ltd.	5,110,390	6,703,447
Softcat PLC	437,022	9,208,708
Spectris PLC	338,790	18,276,843
Spire Healthcare Group PLC(d)	922,336	2,841,372
SSP Group PLC	2,711,522	5,480,024
St. James's Place PLC	1,822,398	31,093,831
Supermarket Income REIT PLC	4,325,219	4,500,754
Target Healthcare REIT PLC	2,149,537	2,664,347
Tate & Lyle PLC	1,297,927	6,589,362
Taylor Wimpey PLC	12,076,538	16,704,755
TBC Bank Group PLC	143,452	8,218,669
Telecom Plus PLC	239,749	5,592,214
THG PLC(a)(c)	2,243,466	1,371,136
TP ICAP Group PLC	2,549,223	8,792,180
Trainline PLC(c)(d)	1,460,948	4,822,624
Travis Perkins PLC	726,666	6,008,072
Tritax Big Box REIT PLC	7,553,456	14,910,943
Trustpilot Group PLC(c)(d)	1,249,847	3,378,821
UNITE Group PLC (The)	1,339,125	9,988,824
Vesuvius PLC	673,598	3,323,705
Victrex PLC	291,623	2,478,690
Vistry Group PLC(c)	1,108,448	9,389,281
Volex PLC	448,820	2,211,337
Volution Group PLC	675,507	5,830,305
Watches of Switzerland Group PLC(c)(d)	745,911	3,850,072
Weir Group PLC (The)	887,934	34,565,402
WH Smith PLC	431,409	3,832,213
Workspace Group PLC	474,071	2,603,249
XPS Pensions Group PLC	643,967	2,855,180
Yellow Cake PLC(a)(c)(d)	802,305	6,215,551
YouGov PLC	385,068	1,322,834
Young & Co's Brewery PLC, Series A, Class A(a)	110,383	1,116,578
Zigup PLC	729,747	3,326,579
		1,427,057,220
Total Common Stocks — 98.9% (Cost: $10,267,384,470)		11,135,337,940
Preferred Stocks
Germany — 0.2%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS(a)	29,836	2,514,205
FUCHS SE, Preference Shares, NVS	224,519	10,050,489
Jungheinrich AG, Preference Shares, NVS	163,791	5,853,590
Sixt SE, Preference Shares, NVS	57,382	3,645,439
STO SE & Co. KGaA, Preference Shares, NVS	9,591	1,318,506
		23,382,229
Italy — 0.1%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	130,175	4,991,382
Japan — 0.0%
Ito En Ltd., Preference Shares, NVS	65,500	767,076
Total Preferred Stocks — 0.3% (Cost: $26,136,343)		29,140,687

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Rights
Norway — 0.0%
Vend Marketplaces ASA, (Expires 11/27/25, Strike Price NOK 0.5)	238,145	$530,117
Spain — 0.0%
Vidrala SA, (Expires 11/26/25)(c)	73,642	348,022
Total Rights — 0.0% (Cost: $261,238)		878,139
Warrants
Italy — 0.0%
Webuild SpA, (Issued/Exercisable 08/02/21, 1 Share for 1 Warrant, Expires 08/31/30, Strike Price EUR 0.01)(a)(c)	96,743	1
Total Warrants — 0.0% (Cost: $—)		1
Total Long-Term Investments — 99.2% (Cost: $10,293,782,051)		11,165,356,767
Short-Term Securities
Money Market Funds — 5.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(f)(g)(h)	583,612,394	583,904,200
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(f)(g)	4,930,000	$4,930,000
Total Short-Term Securities — 5.2% (Cost: $588,822,033)		588,834,200
Total Investments — 104.4% (Cost: $10,882,604,084)		11,754,190,967
Liabilities in Excess of Other Assets — (4.4)%		(491,143,805)
Net Assets — 100.0%		$11,263,047,162

(a)	All or a portion of this security is on loan.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Non-income producing security.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$367,603,061	$216,267,032 (a)	$—	$15,942	$18,165	$583,904,200	583,612,394	$2,632,147 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,370,000	1,560,000 (a)	—	—	—	4,930,000	4,930,000	34,323	—
				$15,942	$18,165	$588,834,200		$2,666,470	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	171	12/11/25	$36,945	$1,734,010
Euro STOXX 50 Index	313	12/19/25	20,453	351,179

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI EAFE Small-Cap ETF

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
FTSE 100 Index	243	12/19/25	$31,167	$998,174
				$3,083,363
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$743,973,285	$10,390,418,899	$945,756	$11,135,337,940
Preferred Stocks	—	29,140,687	—	29,140,687
Rights	348,022	530,117	—	878,139
Warrants	—	1	—	1
Short-Term Securities
Money Market Funds	588,834,200	—	—	588,834,200
	$1,333,155,507	$10,420,089,704	$945,756	$11,754,190,967
Derivative Financial Instruments(a)
Assets
Equity Contracts	$351,179	$2,732,184	$—	$3,083,363

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust